Shareholder Report	9 Months Ended	12 Months Ended
	Jul. 01, 2025	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LOOMIS SAYLES FUNDS I
Entity Central Index Key		0000917469
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000018126
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Fixed Income Fund
Class Name		Institutional Class
Trading Symbol		LSFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$64	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Convertible securities were a major contributor to performance, led by select names in the communications, aerospace/defense, and cruise line sectors.

• Our allocation to investment grade corporate credit was a positive source to excess returns as spreads tightened during the period.

Top Detractors from Performance

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,243	$10,002
11/2015	$10,106	$9,975
12/2015	$9,925	$9,943
01/2016	$9,747	$10,080
02/2016	$9,787	$10,151
03/2016	$10,226	$10,244
04/2016	$10,469	$10,284
05/2016	$10,461	$10,286
06/2016	$10,615	$10,471
07/2016	$10,850	$10,537
08/2016	$10,948	$10,525
09/2016	$10,972	$10,519
10/2016	$10,883	$10,439
11/2016	$10,786	$10,192
12/2016	$10,912	$10,206
01/2017	$11,130	$10,226
02/2017	$11,256	$10,295
03/2017	$11,256	$10,290
04/2017	$11,332	$10,369
05/2017	$11,433	$10,449
06/2017	$11,542	$10,438
07/2017	$11,668	$10,483
08/2017	$11,677	$10,577
09/2017	$11,736	$10,527
10/2017	$11,736	$10,533
11/2017	$11,761	$10,519
12/2017	$11,828	$10,568
01/2018	$11,908	$10,446
02/2018	$11,775	$10,347
03/2018	$11,766	$10,413
04/2018	$11,739	$10,336
05/2018	$11,713	$10,410
06/2018	$11,713	$10,397
07/2018	$11,819	$10,399
08/2018	$11,846	$10,466
09/2018	$11,899	$10,399
10/2018	$11,660	$10,317
11/2018	$11,589	$10,378
12/2018	$11,466	$10,569
01/2019	$11,851	$10,681
02/2019	$11,973	$10,675
03/2019	$12,094	$10,880
04/2019	$12,198	$10,883
05/2019	$12,151	$11,076
06/2019	$12,469	$11,215
07/2019	$12,488	$11,240
08/2019	$12,591	$11,531
09/2019	$12,648	$11,470
10/2019	$12,769	$11,504
11/2019	$12,732	$11,498
12/2019	$13,020	$11,490
01/2020	$13,108	$11,711
02/2020	$12,912	$11,922
03/2020	$11,329	$11,852
04/2020	$11,720	$12,063
05/2020	$12,130	$12,119
06/2020	$12,365	$12,195
07/2020	$12,863	$12,377
08/2020	$12,951	$12,277
09/2020	$12,873	$12,271
10/2020	$12,815	$12,216
11/2020	$13,499	$12,336
12/2020	$13,720	$12,353
01/2021	$13,658	$12,264
02/2021	$13,585	$12,087
03/2021	$13,575	$11,936
04/2021	$13,752	$12,030
05/2021	$13,845	$12,070
06/2021	$14,032	$12,155
07/2021	$14,125	$12,290
08/2021	$14,188	$12,267
09/2021	$14,042	$12,161
10/2021	$14,094	$12,157
11/2021	$13,959	$12,193
12/2021	$14,115	$12,162
01/2022	$13,784	$11,900
02/2022	$13,574	$11,767
03/2022	$13,409	$11,441
04/2022	$12,956	$11,006
05/2022	$12,967	$11,077
06/2022	$12,471	$10,904
07/2022	$12,813	$11,170
08/2022	$12,614	$10,854
09/2022	$12,129	$10,385
10/2022	$12,085	$10,251
11/2022	$12,482	$10,628
12/2022	$12,457	$10,580
01/2023	$12,950	$10,905
02/2023	$12,670	$10,623
03/2023	$12,872	$10,893
04/2023	$12,928	$10,959
05/2023	$12,726	$10,840
06/2023	$12,793	$10,801
07/2023	$12,894	$10,794
08/2023	$12,816	$10,725
09/2023	$12,525	$10,452
10/2023	$12,289	$10,287
11/2023	$12,905	$10,753
12/2023	$13,479	$11,165
01/2024	$13,491	$11,134
02/2024	$13,385	$10,977
03/2024	$13,549	$11,078
04/2024	$13,222	$10,798
05/2024	$13,467	$10,981
06/2024	$13,596	$11,085
07/2024	$13,888	$11,344
08/2024	$14,146	$11,507
09/2024	$14,403	$11,661
10/2024	$14,146	$11,372
11/2024	$14,333	$11,493
12/2024	$14,209	$11,304
01/2025	$14,346	$11,364
02/2025	$14,556	$11,614
03/2025	$14,519	$11,619
04/2025	$14,605	$11,664
05/2025	$14,680	$11,581
06/2025	$14,915	$11,759
07/2025	$14,940	$11,728
08/2025	$15,200	$11,868
09/2025	$15,286	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	6.13%	3.50%	4.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 458,431,222
Holdings Count | Holding		732
Advisory Fees Paid, Amount		$ 2,188,771
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$458,431,222
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	732
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,188,771

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.9%
Short-Term Investments	6.6%
ABS Car Loan	3.0%
Independent Energy	3.1%
Midstream	3.3%
Banking	3.4%
Sovereigns	3.4%
Finance Companies	3.8%
Cable Satellite	4.4%
ABS Other	5.8%
Technology	6.6%
Treasuries	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.5
US Treasury	12.8
Not ratedFootnote Reference^	15.8
D	0.1
CCC	2.1
B	3.7
BB	14.5
BBB	38.1
A	5.2
AA	0.4
AAA	1.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125494
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Global Bond Fund
Class Name		Class N
Trading Symbol		LSGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$65	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,073	$10,021
11/2015	$9,913	$9,855
12/2015	$9,893	$9,908
01/2016	$9,893	$9,993
02/2016	$10,040	$10,216
03/2016	$10,426	$10,492
04/2016	$10,680	$10,632
05/2016	$10,506	$10,489
06/2016	$10,773	$10,795
07/2016	$10,946	$10,877
08/2016	$10,939	$10,824
09/2016	$10,993	$10,883
10/2016	$10,732	$10,581
11/2016	$10,281	$10,161
12/2016	$10,265	$10,114
01/2017	$10,426	$10,228
02/2017	$10,479	$10,277
03/2017	$10,526	$10,292
04/2017	$10,647	$10,408
05/2017	$10,807	$10,569
06/2017	$10,828	$10,560
07/2017	$11,055	$10,738
08/2017	$11,142	$10,844
09/2017	$11,082	$10,746
10/2017	$11,035	$10,706
11/2017	$11,129	$10,825
12/2017	$11,180	$10,862
01/2018	$11,361	$10,992
02/2018	$11,254	$10,894
03/2018	$11,355	$11,010
04/2018	$11,173	$10,834
05/2018	$11,039	$10,752
06/2018	$10,959	$10,704
07/2018	$10,985	$10,686
08/2018	$10,938	$10,697
09/2018	$10,885	$10,605
10/2018	$10,730	$10,486
11/2018	$10,751	$10,519
12/2018	$10,916	$10,732
01/2019	$11,146	$10,895
02/2019	$11,105	$10,833
03/2019	$11,193	$10,968
04/2019	$11,186	$10,936
05/2019	$11,294	$11,084
06/2019	$11,551	$11,330
07/2019	$11,463	$11,298
08/2019	$11,673	$11,528
09/2019	$11,571	$11,411
10/2019	$11,652	$11,487
11/2019	$11,544	$11,399
12/2019	$11,657	$11,466
01/2020	$11,787	$11,612
02/2020	$11,814	$11,690
03/2020	$11,315	$11,428
04/2020	$11,685	$11,653
05/2020	$11,924	$11,704
06/2020	$12,143	$11,808
07/2020	$12,614	$12,184
08/2020	$12,669	$12,166
09/2020	$12,573	$12,122
10/2020	$12,621	$12,134
11/2020	$12,970	$12,354
12/2020	$13,239	$12,520
01/2021	$13,109	$12,410
02/2021	$12,880	$12,196
03/2021	$12,650	$11,962
04/2021	$12,837	$12,113
05/2021	$12,966	$12,227
06/2021	$12,851	$12,119
07/2021	$12,959	$12,280
08/2021	$12,916	$12,229
09/2021	$12,693	$12,012
10/2021	$12,636	$11,983
11/2021	$12,585	$11,948
12/2021	$12,594	$11,931
01/2022	$12,339	$11,686
02/2022	$12,204	$11,548
03/2022	$11,845	$11,196
04/2022	$11,133	$10,583
05/2022	$11,178	$10,611
06/2022	$10,706	$10,271
07/2022	$10,953	$10,489
08/2022	$10,511	$10,075
09/2022	$9,934	$9,558
10/2022	$9,889	$9,492
11/2022	$10,429	$9,939
12/2022	$10,436	$9,992
01/2023	$10,781	$10,320
02/2023	$10,376	$9,977
03/2023	$10,721	$10,293
04/2023	$10,751	$10,338
05/2023	$10,548	$10,136
06/2023	$10,548	$10,135
07/2023	$10,623	$10,206
08/2023	$10,466	$10,066
09/2023	$10,129	$9,772
10/2023	$9,987	$9,655
11/2023	$10,541	$10,142
12/2023	$11,005	$10,563
01/2024	$10,841	$10,418
02/2024	$10,706	$10,287
03/2024	$10,758	$10,343
04/2024	$10,451	$10,082
05/2024	$10,608	$10,215
06/2024	$10,623	$10,229
07/2024	$10,938	$10,512
08/2024	$11,178	$10,760
09/2024	$11,373	$10,943
10/2024	$10,991	$10,577
11/2024	$11,035	$10,613
12/2024	$10,743	$10,385
01/2025	$10,811	$10,444
02/2025	$10,983	$10,593
03/2025	$11,050	$10,659
04/2025	$11,365	$10,972
05/2025	$11,350	$10,933
06/2025	$11,620	$11,140
07/2025	$11,388	$10,974
08/2025	$11,575	$11,134
09/2025	$11,665	$11,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	2.57%	(1.49%)	1.55%	0.77%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Performance Inception Date		Feb. 01, 2013
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 336,732,561
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,517,738
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.64%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.64%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018127
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Global Bond Fund
Class Name		Institutional Class
Trading Symbol		LSGBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$69	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,073	$10,021
11/2015	$9,907	$9,855
12/2015	$9,893	$9,908
01/2016	$9,893	$9,993
02/2016	$10,033	$10,216
03/2016	$10,420	$10,492
04/2016	$10,673	$10,632
05/2016	$10,500	$10,489
06/2016	$10,760	$10,795
07/2016	$10,933	$10,877
08/2016	$10,927	$10,824
09/2016	$10,980	$10,883
10/2016	$10,718	$10,581
11/2016	$10,267	$10,161
12/2016	$10,250	$10,114
01/2017	$10,404	$10,228
02/2017	$10,465	$10,277
03/2017	$10,505	$10,292
04/2017	$10,625	$10,408
05/2017	$10,786	$10,569
06/2017	$10,806	$10,560
07/2017	$11,034	$10,738
08/2017	$11,121	$10,844
09/2017	$11,061	$10,746
10/2017	$11,007	$10,706
11/2017	$11,101	$10,825
12/2017	$11,159	$10,862
01/2018	$11,334	$10,992
02/2018	$11,226	$10,894
03/2018	$11,327	$11,010
04/2018	$11,146	$10,834
05/2018	$11,011	$10,752
06/2018	$10,931	$10,704
07/2018	$10,964	$10,686
08/2018	$10,911	$10,697
09/2018	$10,857	$10,605
10/2018	$10,702	$10,486
11/2018	$10,723	$10,519
12/2018	$10,882	$10,732
01/2019	$11,118	$10,895
02/2019	$11,071	$10,833
03/2019	$11,165	$10,968
04/2019	$11,159	$10,936
05/2019	$11,267	$11,084
06/2019	$11,517	$11,330
07/2019	$11,429	$11,298
08/2019	$11,639	$11,528
09/2019	$11,537	$11,411
10/2019	$11,611	$11,487
11/2019	$11,510	$11,399
12/2019	$11,624	$11,466
01/2020	$11,753	$11,612
02/2020	$11,781	$11,690
03/2020	$11,282	$11,428
04/2020	$11,644	$11,653
05/2020	$11,890	$11,704
06/2020	$12,102	$11,808
07/2020	$12,573	$12,184
08/2020	$12,628	$12,166
09/2020	$12,526	$12,122
10/2020	$12,580	$12,134
11/2020	$12,922	$12,354
12/2020	$13,191	$12,520
01/2021	$13,062	$12,410
02/2021	$12,833	$12,196
03/2021	$12,603	$11,962
04/2021	$12,790	$12,113
05/2021	$12,919	$12,227
06/2021	$12,804	$12,119
07/2021	$12,912	$12,280
08/2021	$12,869	$12,229
09/2021	$12,639	$12,012
10/2021	$12,589	$11,983
11/2021	$12,539	$11,948
12/2021	$12,541	$11,931
01/2022	$12,286	$11,686
02/2022	$12,152	$11,548
03/2022	$11,792	$11,196
04/2022	$11,089	$10,583
05/2022	$11,134	$10,611
06/2022	$10,663	$10,271
07/2022	$10,902	$10,489
08/2022	$10,468	$10,075
09/2022	$9,892	$9,558
10/2022	$9,847	$9,492
11/2022	$10,378	$9,939
12/2022	$10,386	$9,992
01/2023	$10,730	$10,320
02/2023	$10,333	$9,977
03/2023	$10,670	$10,293
04/2023	$10,700	$10,338
05/2023	$10,498	$10,136
06/2023	$10,498	$10,135
07/2023	$10,573	$10,206
08/2023	$10,416	$10,066
09/2023	$10,079	$9,772
10/2023	$9,937	$9,655
11/2023	$10,483	$10,142
12/2023	$10,954	$10,563
01/2024	$10,790	$10,418
02/2024	$10,655	$10,287
03/2024	$10,708	$10,343
04/2024	$10,401	$10,082
05/2024	$10,550	$10,215
06/2024	$10,565	$10,229
07/2024	$10,880	$10,512
08/2024	$11,119	$10,760
09/2024	$11,314	$10,943
10/2024	$10,932	$10,577
11/2024	$10,969	$10,613
12/2024	$10,685	$10,385
01/2025	$10,752	$10,444
02/2025	$10,925	$10,593
03/2025	$10,992	$10,659
04/2025	$11,299	$10,972
05/2025	$11,284	$10,933
06/2025	$11,553	$11,140
07/2025	$11,321	$10,974
08/2025	$11,508	$11,134
09/2025	$11,598	$11,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	2.51%	(1.53%)	1.49%	5.22%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Performance Inception Date		Dec. 30, 2096
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 336,732,561
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,517,738
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.69%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.69%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018128
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Global Bond Fund
Class Name		Retail Class
Trading Symbol		LSGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$95	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Retail Class	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,067	$10,021
11/2015	$9,906	$9,855
12/2015	$9,885	$9,908
01/2016	$9,879	$9,993
02/2016	$10,020	$10,216
03/2016	$10,405	$10,492
04/2016	$10,655	$10,632
05/2016	$10,479	$10,489
06/2016	$10,742	$10,795
07/2016	$10,911	$10,877
08/2016	$10,904	$10,824
09/2016	$10,951	$10,883
10/2016	$10,685	$10,581
11/2016	$10,239	$10,161
12/2016	$10,213	$10,114
01/2017	$10,374	$10,228
02/2017	$10,428	$10,277
03/2017	$10,468	$10,292
04/2017	$10,584	$10,408
05/2017	$10,739	$10,569
06/2017	$10,760	$10,560
07/2017	$10,983	$10,738
08/2017	$11,065	$10,844
09/2017	$11,004	$10,746
10/2017	$10,956	$10,706
11/2017	$11,044	$10,825
12/2017	$11,096	$10,862
01/2018	$11,273	$10,992
02/2018	$11,164	$10,894
03/2018	$11,259	$11,010
04/2018	$11,076	$10,834
05/2018	$10,940	$10,752
06/2018	$10,858	$10,704
07/2018	$10,886	$10,686
08/2018	$10,831	$10,697
09/2018	$10,770	$10,605
10/2018	$10,621	$10,486
11/2018	$10,641	$10,519
12/2018	$10,797	$10,732
01/2019	$11,022	$10,895
02/2019	$10,981	$10,833
03/2019	$11,063	$10,968
04/2019	$11,056	$10,936
05/2019	$11,165	$11,084
06/2019	$11,411	$11,330
07/2019	$11,322	$11,298
08/2019	$11,527	$11,528
09/2019	$11,424	$11,411
10/2019	$11,499	$11,487
11/2019	$11,390	$11,399
12/2019	$11,501	$11,466
01/2020	$11,625	$11,612
02/2020	$11,653	$11,690
03/2020	$11,158	$11,428
04/2020	$11,515	$11,653
05/2020	$11,749	$11,704
06/2020	$11,962	$11,808
07/2020	$12,422	$12,184
08/2020	$12,471	$12,166
09/2020	$12,374	$12,122
10/2020	$12,422	$12,134
11/2020	$12,759	$12,354
12/2020	$13,019	$12,520
01/2021	$12,889	$12,410
02/2021	$12,659	$12,196
03/2021	$12,436	$11,962
04/2021	$12,616	$12,113
05/2021	$12,738	$12,227
06/2021	$12,623	$12,119
07/2021	$12,724	$12,280
08/2021	$12,681	$12,229
09/2021	$12,457	$12,012
10/2021	$12,400	$11,983
11/2021	$12,342	$11,948
12/2021	$12,348	$11,931
01/2022	$12,092	$11,686
02/2022	$11,965	$11,548
03/2022	$11,605	$11,196
04/2022	$10,907	$10,583
05/2022	$10,945	$10,611
06/2022	$10,487	$10,271
07/2022	$10,720	$10,489
08/2022	$10,285	$10,075
09/2022	$9,722	$9,558
10/2022	$9,677	$9,492
11/2022	$10,195	$9,939
12/2022	$10,202	$9,992
01/2023	$10,540	$10,320
02/2023	$10,142	$9,977
03/2023	$10,472	$10,293
04/2023	$10,502	$10,338
05/2023	$10,300	$10,136
06/2023	$10,300	$10,135
07/2023	$10,367	$10,206
08/2023	$10,217	$10,066
09/2023	$9,880	$9,772
10/2023	$9,744	$9,655
11/2023	$10,277	$10,142
12/2023	$10,727	$10,563
01/2024	$10,562	$10,418
02/2024	$10,435	$10,287
03/2024	$10,480	$10,343
04/2024	$10,180	$10,082
05/2024	$10,330	$10,215
06/2024	$10,337	$10,229
07/2024	$10,637	$10,512
08/2024	$10,877	$10,760
09/2024	$11,057	$10,943
10/2024	$10,690	$10,577
11/2024	$10,727	$10,613
12/2024	$10,442	$10,385
01/2025	$10,502	$10,444
02/2025	$10,667	$10,593
03/2025	$10,735	$10,659
04/2025	$11,035	$10,972
05/2025	$11,012	$10,933
06/2025	$11,275	$11,140
07/2025	$11,050	$10,974
08/2025	$11,230	$11,134
09/2025	$11,312	$11,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	2.31%	(1.78%)	1.24%	4.99%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Performance Inception Date		Dec. 30, 2096
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 336,732,561
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,517,738
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.94%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Material Fund Change Expenses [Text Block]

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.94%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018129
Shareholder Report [Line Items]
Fund Name		Loomis Sayles High Income Opportunities Fund
Class Name		Institutional Class
Trading Symbol		LSIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Convertible securities were a major contributor to performance, led by select names in the communications and cruise line sectors.

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Exposure to securitized assets was positive, with select non-agency commercial mortgage-backed securities holdings delivering excess returns.

Top Detractors from Performance

• Investment grade corporate credit was a minor detractor from excess returns, as names in the media entertainment sector underperformed.

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,305	$10,002	$10,275
11/2015	$10,137	$9,975	$10,047
12/2015	$9,853	$9,943	$9,793
01/2016	$9,640	$10,080	$9,636
02/2016	$9,691	$10,151	$9,691
03/2016	$10,102	$10,244	$10,122
04/2016	$10,483	$10,284	$10,518
05/2016	$10,556	$10,286	$10,583
06/2016	$10,673	$10,471	$10,681
07/2016	$10,952	$10,537	$10,969
08/2016	$11,197	$10,525	$11,199
09/2016	$11,265	$10,519	$11,273
10/2016	$11,267	$10,439	$11,317
11/2016	$11,217	$10,192	$11,263
12/2016	$11,415	$10,206	$11,471
01/2017	$11,588	$10,226	$11,638
02/2017	$11,766	$10,295	$11,807
03/2017	$11,758	$10,290	$11,781
04/2017	$11,858	$10,369	$11,917
05/2017	$11,968	$10,449	$12,020
06/2017	$12,001	$10,438	$12,037
07/2017	$12,133	$10,483	$12,170
08/2017	$12,146	$10,577	$12,165
09/2017	$12,269	$10,527	$12,274
10/2017	$12,302	$10,533	$12,326
11/2017	$12,336	$10,519	$12,295
12/2017	$12,373	$10,568	$12,332
01/2018	$12,453	$10,446	$12,406
02/2018	$12,303	$10,347	$12,300
03/2018	$12,256	$10,413	$12,226
04/2018	$12,323	$10,336	$12,306
05/2018	$12,322	$10,410	$12,302
06/2018	$12,381	$10,397	$12,352
07/2018	$12,521	$10,399	$12,486
08/2018	$12,580	$10,466	$12,579
09/2018	$12,662	$10,399	$12,649
10/2018	$12,461	$10,317	$12,446
11/2018	$12,378	$10,378	$12,339
12/2018	$12,116	$10,569	$12,075
01/2019	$12,655	$10,681	$12,621
02/2019	$12,819	$10,675	$12,831
03/2019	$12,980	$10,880	$12,952
04/2019	$13,141	$10,883	$13,136
05/2019	$12,981	$11,076	$12,980
06/2019	$13,285	$11,215	$13,275
07/2019	$13,322	$11,240	$13,350
08/2019	$13,298	$11,531	$13,404
09/2019	$13,313	$11,470	$13,452
10/2019	$13,372	$11,504	$13,490
11/2019	$13,420	$11,498	$13,534
12/2019	$13,692	$11,490	$13,804
01/2020	$13,705	$11,711	$13,808
02/2020	$13,496	$11,922	$13,613
03/2020	$12,042	$11,852	$12,053
04/2020	$12,556	$12,063	$12,596
05/2020	$13,083	$12,119	$13,151
06/2020	$13,230	$12,195	$13,280
07/2020	$13,916	$12,377	$13,902
08/2020	$14,067	$12,277	$14,035
09/2020	$13,883	$12,271	$13,890
10/2020	$13,939	$12,216	$13,961
11/2020	$14,623	$12,336	$14,513
12/2020	$14,958	$12,353	$14,786
01/2021	$14,958	$12,264	$14,835
02/2021	$15,040	$12,087	$14,890
03/2021	$15,072	$11,936	$14,912
04/2021	$15,297	$12,030	$15,074
05/2021	$15,341	$12,070	$15,118
06/2021	$15,541	$12,155	$15,321
07/2021	$15,583	$12,290	$15,379
08/2021	$15,667	$12,267	$15,458
09/2021	$15,624	$12,161	$15,457
10/2021	$15,538	$12,157	$15,430
11/2021	$15,293	$12,193	$15,280
12/2021	$15,604	$12,162	$15,567
01/2022	$15,138	$11,900	$15,141
02/2022	$14,924	$11,767	$14,985
03/2022	$14,787	$11,441	$14,814
04/2022	$14,174	$11,006	$14,287
05/2022	$14,126	$11,077	$14,322
06/2022	$13,076	$10,904	$13,358
07/2022	$13,864	$11,170	$14,146
08/2022	$13,613	$10,854	$13,820
09/2022	$13,033	$10,385	$13,271
10/2022	$13,330	$10,251	$13,616
11/2022	$13,664	$10,628	$13,912
12/2022	$13,598	$10,580	$13,825
01/2023	$14,193	$10,905	$14,351
02/2023	$13,917	$10,623	$14,167
03/2023	$13,946	$10,893	$14,318
04/2023	$14,032	$10,959	$14,461
05/2023	$13,818	$10,840	$14,329
06/2023	$14,081	$10,801	$14,568
07/2023	$14,331	$10,794	$14,769
08/2023	$14,367	$10,725	$14,810
09/2023	$14,202	$10,452	$14,635
10/2023	$13,917	$10,287	$14,465
11/2023	$14,486	$10,753	$15,120
12/2023	$15,067	$11,165	$15,684
01/2024	$15,050	$11,134	$15,683
02/2024	$15,143	$10,977	$15,729
03/2024	$15,309	$11,078	$15,915
04/2024	$15,160	$10,798	$15,765
05/2024	$15,347	$10,981	$15,938
06/2024	$15,479	$11,085	$16,089
07/2024	$15,770	$11,344	$16,402
08/2024	$16,029	$11,507	$16,669
09/2024	$16,396	$11,661	$16,939
10/2024	$16,360	$11,372	$16,847
11/2024	$16,656	$11,493	$17,041
12/2024	$16,566	$11,304	$16,969
01/2025	$16,790	$11,364	$17,201
02/2025	$16,937	$11,614	$17,316
03/2025	$16,768	$11,619	$17,139
04/2025	$16,751	$11,664	$17,135
05/2025	$17,042	$11,581	$17,423
06/2025	$17,375	$11,759	$17,744
07/2025	$17,516	$11,728	$17,824
08/2025	$17,816	$11,868	$18,046
09/2025	$17,981	$11,998	$18,194

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	9.66%	5.31%	6.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	7.41%	5.55%	6.17%

Previous Investment Adviser [Text Block]
AssetsNet		$ 292,020,142
Holdings Count | Holding		454
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$292,020,142
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	454
Portfolio Turnover Rate	117%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.7%
Short-Term Investments	3.6%
Pharmaceuticals	3.0%
Media Entertainment	3.0%
Lodging	3.0%
Retailers	3.2%
Healthcare	3.4%
Midstream	4.5%
Independent Energy	4.7%
Property & Casualty Insurance	6.9%
Cable Satellite	9.9%
Technology	11.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
Not ratedFootnote Reference^	8.4
D	0.1
CCC	7.7
B	28.6
BB	52.0
BBB	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182246
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Inflation Protected Securities Fund
Class Name		Class N
Trading Symbol		LIPNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
02/2017	$10,058	$10,080	$10,057
03/2017	$10,054	$10,074	$10,051
04/2017	$10,112	$10,152	$10,111
05/2017	$10,102	$10,230	$10,106
06/2017	$10,034	$10,220	$10,010
07/2017	$10,092	$10,264	$10,055
08/2017	$10,189	$10,356	$10,162
09/2017	$10,140	$10,307	$10,097
10/2017	$10,169	$10,313	$10,118
11/2017	$10,179	$10,300	$10,132
12/2017	$10,297	$10,347	$10,224
01/2018	$10,218	$10,228	$10,137
02/2018	$10,100	$10,131	$10,038
03/2018	$10,198	$10,196	$10,144
04/2018	$10,198	$10,120	$10,138
05/2018	$10,228	$10,192	$10,181
06/2018	$10,268	$10,180	$10,222
07/2018	$10,228	$10,182	$10,173
08/2018	$10,308	$10,247	$10,246
09/2018	$10,194	$10,181	$10,138
10/2018	$10,033	$10,101	$9,993
11/2018	$10,053	$10,161	$10,040
12/2018	$10,072	$10,348	$10,095
01/2019	$10,254	$10,458	$10,231
02/2019	$10,254	$10,452	$10,230
03/2019	$10,436	$10,653	$10,418
04/2019	$10,486	$10,655	$10,453
05/2019	$10,668	$10,844	$10,625
06/2019	$10,747	$10,981	$10,716
07/2019	$10,788	$11,005	$10,754
08/2019	$11,064	$11,290	$11,010
09/2019	$10,885	$11,230	$10,860
10/2019	$10,916	$11,264	$10,888
11/2019	$10,916	$11,258	$10,905
12/2019	$10,958	$11,250	$10,946
01/2020	$11,195	$11,466	$11,176
02/2020	$11,370	$11,673	$11,331
03/2020	$11,257	$11,604	$11,131
04/2020	$11,629	$11,810	$11,441
05/2020	$11,691	$11,865	$11,476
06/2020	$11,846	$11,940	$11,604
07/2020	$12,197	$12,119	$11,870
08/2020	$12,280	$12,021	$12,000
09/2020	$12,227	$12,014	$11,956
10/2020	$12,155	$11,960	$11,878
11/2020	$12,342	$12,078	$12,012
12/2020	$12,491	$12,094	$12,149
01/2021	$12,502	$12,008	$12,190
02/2021	$12,324	$11,834	$11,993
03/2021	$12,293	$11,687	$11,971
04/2021	$12,471	$11,779	$12,138
05/2021	$12,596	$11,817	$12,285
06/2021	$12,696	$11,900	$12,360
07/2021	$13,025	$12,033	$12,689
08/2021	$12,993	$12,011	$12,667
09/2021	$12,884	$11,907	$12,576
10/2021	$12,992	$11,903	$12,719
11/2021	$13,079	$11,939	$12,832
12/2021	$13,123	$11,908	$12,873
01/2022	$12,826	$11,651	$12,613
02/2022	$12,925	$11,521	$12,720
03/2022	$12,699	$11,201	$12,484
04/2022	$12,386	$10,776	$12,229
05/2022	$12,263	$10,846	$12,107
06/2022	$11,846	$10,676	$11,724
07/2022	$12,374	$10,936	$12,235
08/2022	$12,076	$10,627	$11,909
09/2022	$11,275	$10,168	$11,121
10/2022	$11,381	$10,037	$11,259
11/2022	$11,630	$10,406	$11,465
12/2022	$11,496	$10,359	$11,348
01/2023	$11,746	$10,677	$11,556
02/2023	$11,555	$10,401	$11,398
03/2023	$11,881	$10,666	$11,727
04/2023	$11,905	$10,730	$11,740
05/2023	$11,761	$10,613	$11,599
06/2023	$11,706	$10,576	$11,560
07/2023	$11,731	$10,568	$11,575
08/2023	$11,621	$10,501	$11,472
09/2023	$11,393	$10,234	$11,260
10/2023	$11,294	$10,072	$11,178
11/2023	$11,615	$10,528	$11,481
12/2023	$11,919	$10,931	$11,790
01/2024	$11,969	$10,901	$11,811
02/2024	$11,833	$10,747	$11,684
03/2024	$11,915	$10,847	$11,780
04/2024	$11,716	$10,573	$11,582
05/2024	$11,915	$10,752	$11,781
06/2024	$12,016	$10,854	$11,873
07/2024	$12,231	$11,107	$12,085
08/2024	$12,333	$11,267	$12,180
09/2024	$12,522	$11,418	$12,363
10/2024	$12,280	$11,135	$12,141
11/2024	$12,344	$11,252	$12,200
12/2024	$12,141	$11,068	$12,007
01/2025	$12,295	$11,127	$12,162
02/2025	$12,551	$11,372	$12,427
03/2025	$12,633	$11,376	$12,507
04/2025	$12,633	$11,421	$12,522
05/2025	$12,555	$11,339	$12,448
06/2025	$12,686	$11,513	$12,567
07/2025	$12,712	$11,483	$12,582
08/2025	$12,896	$11,620	$12,776
09/2025	$12,972	$11,747	$12,831

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	3.59%	1.19%	3.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.87%
Bloomberg U.S. TIPS Index	3.79%	1.42%	2.91%

Performance Inception Date		Feb. 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 99,615,501
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 52,252
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018130
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Inflation Protected Securities Fund
Class Name		Institutional Class
Trading Symbol		LSGSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,010	$10,002	$10,025
11/2015	$10,000	$9,975	$10,016
12/2015	$9,919	$9,943	$9,936
01/2016	$10,066	$10,080	$10,084
02/2016	$10,175	$10,151	$10,196
03/2016	$10,352	$10,244	$10,379
04/2016	$10,391	$10,284	$10,415
05/2016	$10,303	$10,286	$10,341
06/2016	$10,517	$10,471	$10,556
07/2016	$10,597	$10,537	$10,648
08/2016	$10,537	$10,525	$10,600
09/2016	$10,600	$10,519	$10,658
10/2016	$10,550	$10,439	$10,615
11/2016	$10,361	$10,192	$10,412
12/2016	$10,353	$10,206	$10,402
01/2017	$10,433	$10,226	$10,489
02/2017	$10,483	$10,295	$10,538
03/2017	$10,469	$10,290	$10,533
04/2017	$10,529	$10,369	$10,595
05/2017	$10,529	$10,449	$10,591
06/2017	$10,456	$10,438	$10,490
07/2017	$10,506	$10,483	$10,537
08/2017	$10,618	$10,577	$10,649
09/2017	$10,565	$10,527	$10,581
10/2017	$10,595	$10,533	$10,603
11/2017	$10,605	$10,519	$10,617
12/2017	$10,727	$10,568	$10,714
01/2018	$10,645	$10,446	$10,622
02/2018	$10,522	$10,347	$10,519
03/2018	$10,623	$10,413	$10,630
04/2018	$10,623	$10,336	$10,624
05/2018	$10,644	$10,410	$10,669
06/2018	$10,684	$10,397	$10,712
07/2018	$10,642	$10,399	$10,660
08/2018	$10,736	$10,466	$10,737
09/2018	$10,616	$10,399	$10,624
10/2018	$10,448	$10,317	$10,472
11/2018	$10,469	$10,378	$10,522
12/2018	$10,488	$10,569	$10,579
01/2019	$10,677	$10,681	$10,721
02/2019	$10,677	$10,675	$10,720
03/2019	$10,867	$10,880	$10,917
04/2019	$10,909	$10,883	$10,953
05/2019	$11,109	$11,076	$11,134
06/2019	$11,188	$11,215	$11,230
07/2019	$11,220	$11,240	$11,270
08/2019	$11,518	$11,531	$11,538
09/2019	$11,330	$11,470	$11,381
10/2019	$11,362	$11,504	$11,410
11/2019	$11,362	$11,498	$11,427
12/2019	$11,394	$11,490	$11,471
01/2020	$11,651	$11,711	$11,712
02/2020	$11,823	$11,922	$11,874
03/2020	$11,704	$11,852	$11,665
04/2020	$12,091	$12,063	$11,989
05/2020	$12,156	$12,119	$12,025
06/2020	$12,317	$12,195	$12,160
07/2020	$12,683	$12,377	$12,439
08/2020	$12,780	$12,277	$12,575
09/2020	$12,712	$12,271	$12,529
10/2020	$12,637	$12,216	$12,448
11/2020	$12,831	$12,336	$12,587
12/2020	$12,985	$12,353	$12,732
01/2021	$12,996	$12,264	$12,774
02/2021	$12,811	$12,087	$12,568
03/2021	$12,777	$11,936	$12,544
04/2021	$12,962	$12,030	$12,720
05/2021	$13,093	$12,070	$12,874
06/2021	$13,195	$12,155	$12,952
07/2021	$13,537	$12,290	$13,297
08/2021	$13,493	$12,267	$13,274
09/2021	$13,390	$12,161	$13,179
10/2021	$13,502	$12,157	$13,328
11/2021	$13,591	$12,193	$13,447
12/2021	$13,637	$12,162	$13,490
01/2022	$13,327	$11,900	$13,217
02/2022	$13,430	$11,767	$13,330
03/2022	$13,193	$11,441	$13,082
04/2022	$12,868	$11,006	$12,815
05/2022	$12,729	$11,077	$12,688
06/2022	$12,305	$10,904	$12,286
07/2022	$12,854	$11,170	$12,821
08/2022	$12,544	$10,854	$12,480
09/2022	$11,710	$10,385	$11,654
10/2022	$11,820	$10,251	$11,799
11/2022	$12,078	$10,628	$12,014
12/2022	$11,937	$10,580	$11,892
01/2023	$12,197	$10,905	$12,110
02/2023	$11,999	$10,623	$11,944
03/2023	$12,349	$10,893	$12,289
04/2023	$12,361	$10,959	$12,302
05/2023	$12,212	$10,840	$12,155
06/2023	$12,153	$10,801	$12,114
07/2023	$12,178	$10,794	$12,130
08/2023	$12,064	$10,725	$12,021
09/2023	$11,826	$10,452	$11,799
10/2023	$11,736	$10,287	$11,714
11/2023	$12,056	$10,753	$12,031
12/2023	$12,371	$11,165	$12,355
01/2024	$12,422	$11,134	$12,377
02/2024	$12,281	$10,977	$12,244
03/2024	$12,365	$11,078	$12,345
04/2024	$12,158	$10,798	$12,137
05/2024	$12,365	$10,981	$12,345
06/2024	$12,468	$11,085	$12,442
07/2024	$12,692	$11,344	$12,664
08/2024	$12,797	$11,507	$12,763
09/2024	$12,993	$11,661	$12,955
10/2024	$12,741	$11,372	$12,723
11/2024	$12,807	$11,493	$12,784
12/2024	$12,595	$11,304	$12,582
01/2025	$12,755	$11,364	$12,745
02/2025	$13,021	$11,614	$13,023
03/2025	$13,091	$11,619	$13,106
04/2025	$13,105	$11,664	$13,122
05/2025	$13,024	$11,581	$13,045
06/2025	$13,158	$11,759	$13,169
07/2025	$13,185	$11,728	$13,185
08/2025	$13,376	$11,868	$13,388
09/2025	$13,454	$11,998	$13,446

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Institutional Class	3.55%	1.14%	3.01%	5.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. TIPS Index	3.79%	1.42%	3.01%	-%

Performance Inception Date		May 27, 2010
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 99,615,501
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 52,252
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000089752
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Inflation Protected Securities Fund
Class Name		Retail Class
Trading Symbol		LIPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,990	$10,002	$10,025
11/2015	$9,980	$9,975	$10,016
12/2015	$9,892	$9,943	$9,936
01/2016	$10,050	$10,080	$10,084
02/2016	$10,149	$10,151	$10,196
03/2016	$10,327	$10,244	$10,379
04/2016	$10,356	$10,284	$10,415
05/2016	$10,267	$10,286	$10,341
06/2016	$10,480	$10,471	$10,556
07/2016	$10,559	$10,537	$10,648
08/2016	$10,490	$10,525	$10,600
09/2016	$10,547	$10,519	$10,658
10/2016	$10,497	$10,439	$10,615
11/2016	$10,309	$10,192	$10,412
12/2016	$10,304	$10,206	$10,402
01/2017	$10,374	$10,226	$10,489
02/2017	$10,423	$10,295	$10,538
03/2017	$10,412	$10,290	$10,533
04/2017	$10,472	$10,369	$10,595
05/2017	$10,462	$10,449	$10,591
06/2017	$10,382	$10,438	$10,490
07/2017	$10,443	$10,483	$10,537
08/2017	$10,543	$10,577	$10,649
09/2017	$10,484	$10,527	$10,581
10/2017	$10,525	$10,533	$10,603
11/2017	$10,525	$10,519	$10,617
12/2017	$10,649	$10,568	$10,714
01/2018	$10,557	$10,446	$10,622
02/2018	$10,435	$10,347	$10,519
03/2018	$10,540	$10,413	$10,630
04/2018	$10,529	$10,336	$10,624
05/2018	$10,560	$10,410	$10,669
06/2018	$10,593	$10,397	$10,712
07/2018	$10,552	$10,399	$10,660
08/2018	$10,634	$10,466	$10,737
09/2018	$10,508	$10,399	$10,624
10/2018	$10,352	$10,317	$10,472
11/2018	$10,362	$10,378	$10,522
12/2018	$10,384	$10,569	$10,579
01/2019	$10,561	$10,681	$10,721
02/2019	$10,561	$10,675	$10,720
03/2019	$10,749	$10,880	$10,917
04/2019	$10,791	$10,883	$10,953
05/2019	$10,978	$11,076	$11,134
06/2019	$11,065	$11,215	$11,230
07/2019	$11,097	$11,240	$11,270
08/2019	$11,381	$11,531	$11,538
09/2019	$11,188	$11,470	$11,381
10/2019	$11,220	$11,504	$11,410
11/2019	$11,220	$11,498	$11,427
12/2019	$11,256	$11,490	$11,471
01/2020	$11,500	$11,711	$11,712
02/2020	$11,670	$11,922	$11,874
03/2020	$11,552	$11,852	$11,665
04/2020	$11,935	$12,063	$11,989
05/2020	$11,998	$12,119	$12,025
06/2020	$12,158	$12,195	$12,160
07/2020	$12,508	$12,377	$12,439
08/2020	$12,593	$12,277	$12,575
09/2020	$12,541	$12,271	$12,529
10/2020	$12,456	$12,216	$12,448
11/2020	$12,648	$12,336	$12,587
12/2020	$12,805	$12,353	$12,732
01/2021	$12,805	$12,264	$12,774
02/2021	$12,623	$12,087	$12,568
03/2021	$12,583	$11,936	$12,544
04/2021	$12,766	$12,030	$12,720
05/2021	$12,884	$12,070	$12,874
06/2021	$12,989	$12,155	$12,952
07/2021	$13,315	$12,290	$13,297
08/2021	$13,283	$12,267	$13,274
09/2021	$13,173	$12,161	$13,179
10/2021	$13,272	$12,157	$13,328
11/2021	$13,372	$12,193	$13,447
12/2021	$13,408	$12,162	$13,490
01/2022	$13,103	$11,900	$13,217
02/2022	$13,205	$11,767	$13,330
03/2022	$12,964	$11,441	$13,082
04/2022	$12,644	$11,006	$12,815
05/2022	$12,506	$11,077	$12,688
06/2022	$12,081	$10,904	$12,286
07/2022	$12,622	$11,170	$12,821
08/2022	$12,304	$10,854	$12,480
09/2022	$11,488	$10,385	$11,654
10/2022	$11,596	$10,251	$11,799
11/2022	$11,850	$10,628	$12,014
12/2022	$11,704	$10,580	$11,892
01/2023	$11,960	$10,905	$12,110
02/2023	$11,765	$10,623	$11,944
03/2023	$12,090	$10,893	$12,289
04/2023	$12,114	$10,959	$12,302
05/2023	$11,955	$10,840	$12,155
06/2023	$11,901	$10,801	$12,114
07/2023	$11,926	$10,794	$12,130
08/2023	$11,802	$10,725	$12,021
09/2023	$11,573	$10,452	$11,799
10/2023	$11,472	$10,287	$11,714
11/2023	$11,799	$10,753	$12,031
12/2023	$12,112	$11,165	$12,355
01/2024	$12,150	$11,134	$12,377
02/2024	$12,011	$10,977	$12,244
03/2024	$12,086	$11,078	$12,345
04/2024	$11,884	$10,798	$12,137
05/2024	$12,086	$10,981	$12,345
06/2024	$12,180	$11,085	$12,442
07/2024	$12,399	$11,344	$12,664
08/2024	$12,503	$11,507	$12,763
09/2024	$12,686	$11,661	$12,955
10/2024	$12,440	$11,372	$12,723
11/2024	$12,504	$11,493	$12,784
12/2024	$12,288	$11,304	$12,582
01/2025	$12,444	$11,364	$12,745
02/2025	$12,692	$11,614	$13,023
03/2025	$12,766	$11,619	$13,106
04/2025	$12,779	$11,664	$13,122
05/2025	$12,700	$11,581	$13,045
06/2025	$12,823	$11,759	$13,169
07/2025	$12,837	$11,728	$13,185
08/2025	$13,037	$11,868	$13,388
09/2025	$13,105	$11,998	$13,446

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Retail Class	3.30%	0.88%	2.74%	4.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. TIPS Index	3.79%	1.42%	3.01%	-%

Performance Inception Date		May 27, 2010
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 99,615,501
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 52,252
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018131
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Institutional High Income Fund
Class Name		Institutional Class
Trading Symbol		LSHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$76	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Convertible securities were a major contributor to performance, led by select names in the communications and cruise line sectors.

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Exposure to securitized assets was positive, with select non-agency commercial mortgage-backed securities holdings delivering excess returns.

Top Detractors from Performance

• Investment grade corporate credit was a minor detractor from excess returns, as names in the media entertainment sector underperformed.

• Our exposure to equity securities was negative, with healthcare and airline names hindering excess returns.

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,313	$10,002	$10,275
11/2015	$10,030	$9,975	$10,047
12/2015	$9,667	$9,943	$9,793
01/2016	$9,320	$10,080	$9,636
02/2016	$9,353	$10,151	$9,691
03/2016	$9,915	$10,244	$10,122
04/2016	$10,262	$10,284	$10,518
05/2016	$10,394	$10,286	$10,583
06/2016	$10,609	$10,471	$10,681
07/2016	$10,923	$10,537	$10,969
08/2016	$11,154	$10,525	$11,199
09/2016	$11,253	$10,519	$11,273
10/2016	$11,237	$10,439	$11,317
11/2016	$11,303	$10,192	$11,263
12/2016	$11,499	$10,206	$11,471
01/2017	$11,762	$10,226	$11,638
02/2017	$11,937	$10,295	$11,807
03/2017	$11,902	$10,290	$11,781
04/2017	$12,025	$10,369	$11,917
05/2017	$12,113	$10,449	$12,020
06/2017	$12,183	$10,438	$12,037
07/2017	$12,253	$10,483	$12,170
08/2017	$12,200	$10,577	$12,165
09/2017	$12,288	$10,527	$12,274
10/2017	$12,358	$10,533	$12,326
11/2017	$12,393	$10,519	$12,295
12/2017	$12,465	$10,568	$12,332
01/2018	$12,558	$10,446	$12,406
02/2018	$12,391	$10,347	$12,300
03/2018	$12,317	$10,413	$12,226
04/2018	$12,391	$10,336	$12,306
05/2018	$12,372	$10,410	$12,302
06/2018	$12,409	$10,397	$12,352
07/2018	$12,614	$10,399	$12,486
08/2018	$12,669	$10,466	$12,579
09/2018	$12,818	$10,399	$12,649
10/2018	$12,539	$10,317	$12,446
11/2018	$12,409	$10,378	$12,339
12/2018	$12,026	$10,569	$12,075
01/2019	$12,605	$10,681	$12,621
02/2019	$12,764	$10,675	$12,831
03/2019	$12,804	$10,880	$12,952
04/2019	$12,924	$10,883	$13,136
05/2019	$12,645	$11,076	$12,980
06/2019	$13,004	$11,215	$13,275
07/2019	$12,884	$11,240	$13,350
08/2019	$12,804	$11,531	$13,404
09/2019	$12,884	$11,470	$13,452
10/2019	$12,884	$11,504	$13,490
11/2019	$12,844	$11,498	$13,534
12/2019	$13,293	$11,490	$13,804
01/2020	$13,229	$11,711	$13,808
02/2020	$12,739	$11,922	$13,613
03/2020	$10,843	$11,852	$12,053
04/2020	$11,397	$12,063	$12,596
05/2020	$11,865	$12,119	$13,151
06/2020	$12,036	$12,195	$13,280
07/2020	$12,611	$12,377	$13,902
08/2020	$12,867	$12,277	$14,035
09/2020	$12,760	$12,271	$13,890
10/2020	$12,781	$12,216	$13,961
11/2020	$13,527	$12,336	$14,513
12/2020	$13,754	$12,353	$14,786
01/2021	$13,821	$12,264	$14,835
02/2021	$13,933	$12,087	$14,890
03/2021	$14,089	$11,936	$14,912
04/2021	$14,358	$12,030	$15,074
05/2021	$14,425	$12,070	$15,118
06/2021	$14,649	$12,155	$15,321
07/2021	$14,694	$12,290	$15,379
08/2021	$14,784	$12,267	$15,458
09/2021	$14,694	$12,161	$15,457
10/2021	$14,784	$12,157	$15,430
11/2021	$14,515	$12,193	$15,280
12/2021	$14,888	$12,162	$15,567
01/2022	$14,483	$11,900	$15,141
02/2022	$14,293	$11,767	$14,985
03/2022	$14,246	$11,441	$14,814
04/2022	$13,675	$11,006	$14,287
05/2022	$13,627	$11,077	$14,322
06/2022	$12,724	$10,904	$13,358
07/2022	$13,413	$11,170	$14,146
08/2022	$13,175	$10,854	$13,820
09/2022	$12,628	$10,385	$13,271
10/2022	$12,890	$10,251	$13,616
11/2022	$13,223	$10,628	$13,912
12/2022	$13,150	$10,580	$13,825
01/2023	$13,674	$10,905	$14,351
02/2023	$13,399	$10,623	$14,167
03/2023	$13,449	$10,893	$14,318
04/2023	$13,499	$10,959	$14,461
05/2023	$13,299	$10,840	$14,329
06/2023	$13,549	$10,801	$14,568
07/2023	$13,823	$10,794	$14,769
08/2023	$13,823	$10,725	$14,810
09/2023	$13,624	$10,452	$14,635
10/2023	$13,349	$10,287	$14,465
11/2023	$13,898	$10,753	$15,120
12/2023	$14,462	$11,165	$15,684
01/2024	$14,436	$11,134	$15,683
02/2024	$14,542	$10,977	$15,729
03/2024	$14,701	$11,078	$15,915
04/2024	$14,515	$10,798	$15,765
05/2024	$14,701	$10,981	$15,938
06/2024	$14,807	$11,085	$16,089
07/2024	$15,099	$11,344	$16,402
08/2024	$15,364	$11,507	$16,669
09/2024	$15,763	$11,661	$16,939
10/2024	$15,683	$11,372	$16,847
11/2024	$15,975	$11,493	$17,041
12/2024	$15,828	$11,304	$16,969
01/2025	$16,085	$11,364	$17,201
02/2025	$16,228	$11,614	$17,316
03/2025	$16,028	$11,619	$17,139
04/2025	$16,000	$11,664	$17,135
05/2025	$16,257	$11,581	$17,423
06/2025	$16,542	$11,759	$17,744
07/2025	$16,657	$11,728	$17,824
08/2025	$16,942	$11,868	$18,046
09/2025	$17,114	$11,998	$18,194

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	8.57%	6.05%	5.52%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	7.41%	5.55%	6.17%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 271,874,250
Holdings Count | Holding		456
Advisory Fees Paid, Amount		$ 1,634,919
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,874,250
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	456
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,634,919

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.6%
Short-Term Investments	4.7%
Retailers	3.0%
Media Entertainment	3.0%
Chemicals	3.1%
Pharmaceuticals	3.2%
Midstream	4.3%
Independent Energy	4.4%
Banking	5.1%
Property & Casualty Insurance	6.2%
Cable Satellite	9.8%
Technology	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
Not ratedFootnote Reference^	14.4
D	0.2
CCC	7.2
B	28.1
BB	47.4
BBB	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000089753
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Intermediate Duration Bond Fund
Class Name		Class A
Trading Symbol		LSDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$9,576	$10,000	$10,000
10/2015	$9,576	$10,002	$9,990
11/2015	$9,556	$9,975	$9,964
12/2015	$9,495	$9,943	$9,931
01/2016	$9,579	$10,080	$10,052
02/2016	$9,603	$10,151	$10,101
03/2016	$9,702	$10,244	$10,174
04/2016	$9,754	$10,284	$10,201
05/2016	$9,753	$10,286	$10,189
06/2016	$9,890	$10,471	$10,335
07/2016	$9,924	$10,537	$10,364
08/2016	$9,921	$10,525	$10,338
09/2016	$9,925	$10,519	$10,352
10/2016	$9,892	$10,439	$10,309
11/2016	$9,727	$10,192	$10,130
12/2016	$9,741	$10,206	$10,138
01/2017	$9,764	$10,226	$10,165
02/2017	$9,807	$10,295	$10,212
03/2017	$9,815	$10,290	$10,217
04/2017	$9,868	$10,369	$10,280
05/2017	$9,923	$10,449	$10,332
06/2017	$9,910	$10,438	$10,313
07/2017	$9,955	$10,483	$10,361
08/2017	$10,009	$10,577	$10,422
09/2017	$9,968	$10,527	$10,375
10/2017	$9,975	$10,533	$10,374
11/2017	$9,954	$10,519	$10,342
12/2017	$9,964	$10,568	$10,354
01/2018	$9,883	$10,446	$10,263
02/2018	$9,831	$10,347	$10,216
03/2018	$9,860	$10,413	$10,253
04/2018	$9,810	$10,336	$10,199
05/2018	$9,859	$10,410	$10,260
06/2018	$9,840	$10,397	$10,253
07/2018	$9,862	$10,399	$10,256
08/2018	$9,913	$10,466	$10,317
09/2018	$9,883	$10,399	$10,275
10/2018	$9,866	$10,317	$10,261
11/2018	$9,886	$10,378	$10,307
12/2018	$9,990	$10,569	$10,445
01/2019	$10,092	$10,681	$10,536
02/2019	$10,132	$10,675	$10,545
03/2019	$10,276	$10,880	$10,688
04/2019	$10,307	$10,883	$10,708
05/2019	$10,421	$11,076	$10,848
06/2019	$10,541	$11,215	$10,964
07/2019	$10,544	$11,240	$10,960
08/2019	$10,717	$11,531	$11,155
09/2019	$10,684	$11,470	$11,114
10/2019	$10,735	$11,504	$11,158
11/2019	$10,711	$11,498	$11,142
12/2019	$10,726	$11,490	$11,156
01/2020	$10,886	$11,711	$11,314
02/2020	$11,027	$11,922	$11,474
03/2020	$10,768	$11,852	$11,423
04/2020	$11,011	$12,063	$11,584
05/2020	$11,152	$12,119	$11,672
06/2020	$11,313	$12,195	$11,744
07/2020	$11,433	$12,377	$11,832
08/2020	$11,447	$12,277	$11,818
09/2020	$11,439	$12,271	$11,817
10/2020	$11,421	$12,216	$11,791
11/2020	$11,494	$12,336	$11,849
12/2020	$11,538	$12,353	$11,873
01/2021	$11,514	$12,264	$11,840
02/2021	$11,416	$12,087	$11,744
03/2021	$11,330	$11,936	$11,653
04/2021	$11,393	$12,030	$11,710
05/2021	$11,436	$12,070	$11,757
06/2021	$11,435	$12,155	$11,767
07/2021	$11,522	$12,290	$11,857
08/2021	$11,499	$12,267	$11,838
09/2021	$11,432	$12,161	$11,770
10/2021	$11,366	$12,157	$11,704
11/2021	$11,363	$12,193	$11,717
12/2021	$11,340	$12,162	$11,702
01/2022	$11,174	$11,900	$11,531
02/2022	$11,076	$11,767	$11,455
03/2022	$10,794	$11,441	$11,175
04/2022	$10,578	$11,006	$10,951
05/2022	$10,637	$11,077	$11,033
06/2022	$10,501	$10,904	$10,910
07/2022	$10,674	$11,170	$11,088
08/2022	$10,464	$10,854	$10,867
09/2022	$10,177	$10,385	$10,576
10/2022	$10,112	$10,251	$10,530
11/2022	$10,348	$10,628	$10,758
12/2022	$10,354	$10,580	$10,739
01/2023	$10,578	$10,905	$10,939
02/2023	$10,403	$10,623	$10,743
03/2023	$10,568	$10,893	$10,989
04/2023	$10,629	$10,959	$11,056
05/2023	$10,568	$10,840	$10,974
06/2023	$10,487	$10,801	$10,900
07/2023	$10,540	$10,794	$10,928
08/2023	$10,540	$10,725	$10,927
09/2023	$10,434	$10,452	$10,809
10/2023	$10,388	$10,287	$10,759
11/2023	$10,664	$10,753	$11,046
12/2023	$10,907	$11,165	$11,302
01/2024	$10,965	$11,134	$11,325
02/2024	$10,860	$10,977	$11,213
03/2024	$10,942	$11,078	$11,285
04/2024	$10,804	$10,798	$11,133
05/2024	$10,934	$10,981	$11,267
06/2024	$11,019	$11,085	$11,357
07/2024	$11,223	$11,344	$11,570
08/2024	$11,342	$11,507	$11,703
09/2024	$11,463	$11,661	$11,830
10/2024	$11,294	$11,372	$11,641
11/2024	$11,369	$11,493	$11,714
12/2024	$11,299	$11,304	$11,641
01/2025	$11,360	$11,364	$11,707
02/2025	$11,517	$11,614	$11,870
03/2025	$11,557	$11,619	$11,923
04/2025	$11,634	$11,664	$12,033
05/2025	$11,614	$11,581	$11,994
06/2025	$11,752	$11,759	$12,122
07/2025	$11,745	$11,728	$12,105
08/2025	$11,871	$11,868	$12,253
09/2025	$11,922	$11,998	$12,305

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class A at NAV	4.01%	0.83%	2.22%	3.89%
Class A with 4.25% MSCFootnote Reference1	(0.42%)	(0.04%)	1.77%	3.72%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	-%

Performance Inception Date		May 27, 2010
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 244,409,460
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 368,977
InvestmentCompanyPortfolioTurnover		134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000173092
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Intermediate Duration Bond Fund
Class Name		Class C
Trading Symbol		LSCDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$142	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,991	$10,002	$9,990
11/2015	$9,970	$9,975	$9,964
12/2015	$9,888	$9,943	$9,931
01/2016	$9,974	$10,080	$10,052
02/2016	$9,999	$10,151	$10,101
03/2016	$10,092	$10,244	$10,174
04/2016	$10,136	$10,284	$10,201
05/2016	$10,136	$10,286	$10,189
06/2016	$10,268	$10,471	$10,335
07/2016	$10,293	$10,537	$10,364
08/2016	$10,290	$10,525	$10,338
09/2016	$10,298	$10,519	$10,352
10/2016	$10,249	$10,439	$10,309
11/2016	$10,082	$10,192	$10,130
12/2016	$10,079	$10,206	$10,138
01/2017	$10,098	$10,226	$10,165
02/2017	$10,136	$10,295	$10,212
03/2017	$10,138	$10,290	$10,217
04/2017	$10,197	$10,369	$10,280
05/2017	$10,237	$10,449	$10,332
06/2017	$10,218	$10,438	$10,313
07/2017	$10,257	$10,483	$10,361
08/2017	$10,317	$10,577	$10,422
09/2017	$10,268	$10,527	$10,375
10/2017	$10,269	$10,533	$10,374
11/2017	$10,230	$10,519	$10,342
12/2017	$10,244	$10,568	$10,354
01/2018	$10,154	$10,446	$10,263
02/2018	$10,095	$10,347	$10,216
03/2018	$10,109	$10,413	$10,253
04/2018	$10,062	$10,336	$10,199
05/2018	$10,105	$10,410	$10,260
06/2018	$10,065	$10,397	$10,253
07/2018	$10,075	$10,399	$10,256
08/2018	$10,130	$10,466	$10,317
09/2018	$10,093	$10,399	$10,275
10/2018	$10,058	$10,317	$10,261
11/2018	$10,072	$10,378	$10,307
12/2018	$10,181	$10,569	$10,445
01/2019	$10,278	$10,681	$10,536
02/2019	$10,303	$10,675	$10,545
03/2019	$10,442	$10,880	$10,688
04/2019	$10,479	$10,883	$10,708
05/2019	$10,588	$11,076	$10,848
06/2019	$10,704	$11,215	$10,964
07/2019	$10,699	$11,240	$10,960
08/2019	$10,867	$11,531	$11,155
09/2019	$10,828	$11,470	$11,114
10/2019	$10,863	$11,504	$11,158
11/2019	$10,842	$11,498	$11,142
12/2019	$10,849	$11,490	$11,156
01/2020	$10,995	$11,711	$11,314
02/2020	$11,130	$11,922	$11,474
03/2020	$10,874	$11,852	$11,423
04/2020	$11,103	$12,063	$11,584
05/2020	$11,248	$12,119	$11,672
06/2020	$11,392	$12,195	$11,744
07/2020	$11,516	$12,377	$11,832
08/2020	$11,512	$12,277	$11,818
09/2020	$11,507	$12,271	$11,817
10/2020	$11,482	$12,216	$11,791
11/2020	$11,548	$12,336	$11,849
12/2020	$11,583	$12,353	$11,873
01/2021	$11,552	$12,264	$11,840
02/2021	$11,447	$12,087	$11,744
03/2021	$11,353	$11,936	$11,653
04/2021	$11,410	$12,030	$11,710
05/2021	$11,444	$12,070	$11,757
06/2021	$11,436	$12,155	$11,767
07/2021	$11,523	$12,290	$11,857
08/2021	$11,493	$12,267	$11,838
09/2021	$11,420	$12,161	$11,770
10/2021	$11,336	$12,157	$11,704
11/2021	$11,336	$12,193	$11,717
12/2021	$11,304	$12,162	$11,702
01/2022	$11,133	$11,900	$11,531
02/2022	$11,029	$11,767	$11,455
03/2022	$10,732	$11,441	$11,175
04/2022	$10,522	$11,006	$10,951
05/2022	$10,560	$11,077	$11,033
06/2022	$10,429	$10,904	$10,910
07/2022	$10,594	$11,170	$11,088
08/2022	$10,380	$10,854	$10,867
09/2022	$10,089	$10,385	$10,576
10/2022	$10,019	$10,251	$10,530
11/2022	$10,245	$10,628	$10,758
12/2022	$10,239	$10,580	$10,739
01/2023	$10,452	$10,905	$10,939
02/2023	$10,274	$10,623	$10,743
03/2023	$10,430	$10,893	$10,989
04/2023	$10,483	$10,959	$11,056
05/2023	$10,417	$10,840	$10,974
06/2023	$10,331	$10,801	$10,900
07/2023	$10,377	$10,794	$10,928
08/2023	$10,370	$10,725	$10,927
09/2023	$10,260	$10,452	$10,809
10/2023	$10,215	$10,287	$10,759
11/2023	$10,486	$10,753	$11,046
12/2023	$10,725	$11,165	$11,302
01/2024	$10,782	$11,134	$11,325
02/2024	$10,679	$10,977	$11,213
03/2024	$10,760	$11,078	$11,285
04/2024	$10,624	$10,798	$11,133
05/2024	$10,751	$10,981	$11,267
06/2024	$10,836	$11,085	$11,357
07/2024	$11,036	$11,344	$11,570
08/2024	$11,152	$11,507	$11,703
09/2024	$11,272	$11,661	$11,830
10/2024	$11,106	$11,372	$11,641
11/2024	$11,180	$11,493	$11,714
12/2024	$11,111	$11,304	$11,641
01/2025	$11,170	$11,364	$11,707
02/2025	$11,325	$11,614	$11,870
03/2025	$11,364	$11,619	$11,923
04/2025	$11,440	$11,664	$12,033
05/2025	$11,421	$11,581	$11,994
06/2025	$11,556	$11,759	$12,122
07/2025	$11,550	$11,728	$12,105
08/2025	$11,673	$11,868	$12,253
09/2025	$11,724	$11,998	$12,305

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class C at NAV	3.20%	0.09%	1.60%	-%
Class C with 1.00% CDSCFootnote Reference1	2.20%	0.09%	1.60%	-%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	2.38%

Performance Inception Date		Jan. 01, 2000
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 244,409,460
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 368,977
InvestmentCompanyPortfolioTurnover		134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000211126
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Intermediate Duration Bond Fund
Class Name		Class N
Trading Symbol		LSDNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
02/2019	$10,052	$10,019	$10,028
03/2019	$10,197	$10,212	$10,164
04/2019	$10,231	$10,214	$10,183
05/2019	$10,357	$10,396	$10,316
06/2019	$10,469	$10,526	$10,427
07/2019	$10,475	$10,549	$10,423
08/2019	$10,649	$10,823	$10,608
09/2019	$10,619	$10,765	$10,570
10/2019	$10,672	$10,797	$10,612
11/2019	$10,650	$10,792	$10,596
12/2019	$10,669	$10,784	$10,609
01/2020	$10,821	$10,992	$10,760
02/2020	$10,963	$11,190	$10,911
03/2020	$10,718	$11,124	$10,864
04/2020	$10,953	$11,322	$11,017
05/2020	$11,106	$11,374	$11,100
06/2020	$11,269	$11,446	$11,169
07/2020	$11,392	$11,617	$11,252
08/2020	$11,398	$11,523	$11,239
09/2020	$11,403	$11,517	$11,237
10/2020	$11,389	$11,465	$11,213
11/2020	$11,475	$11,578	$11,268
12/2020	$11,512	$11,594	$11,292
01/2021	$11,491	$11,511	$11,260
02/2021	$11,395	$11,345	$11,168
03/2021	$11,322	$11,203	$11,082
04/2021	$11,377	$11,291	$11,136
05/2021	$11,424	$11,328	$11,181
06/2021	$11,426	$11,408	$11,190
07/2021	$11,515	$11,535	$11,276
08/2021	$11,495	$11,513	$11,258
09/2021	$11,432	$11,414	$11,193
10/2021	$11,368	$11,411	$11,130
11/2021	$11,368	$11,444	$11,143
12/2021	$11,358	$11,415	$11,129
01/2022	$11,184	$11,169	$10,966
02/2022	$11,088	$11,045	$10,894
03/2022	$10,809	$10,738	$10,627
04/2022	$10,595	$10,330	$10,415
05/2022	$10,656	$10,397	$10,492
06/2022	$10,534	$10,234	$10,376
07/2022	$10,699	$10,484	$10,545
08/2022	$10,503	$10,188	$10,334
09/2022	$10,205	$9,747	$10,058
10/2022	$10,143	$9,621	$10,014
11/2022	$10,382	$9,975	$10,231
12/2022	$10,392	$9,930	$10,213
01/2023	$10,619	$10,235	$10,403
02/2023	$10,445	$9,971	$10,216
03/2023	$10,614	$10,224	$10,451
04/2023	$10,689	$10,286	$10,514
05/2023	$10,619	$10,174	$10,437
06/2023	$10,553	$10,138	$10,366
07/2023	$10,598	$10,131	$10,393
08/2023	$10,613	$10,066	$10,391
09/2023	$10,508	$9,810	$10,279
10/2023	$10,453	$9,655	$10,232
11/2023	$10,734	$10,093	$10,504
12/2023	$10,995	$10,479	$10,748
01/2024	$11,045	$10,450	$10,770
02/2024	$10,952	$10,303	$10,663
03/2024	$11,027	$10,398	$10,732
04/2024	$10,890	$10,135	$10,587
05/2024	$11,023	$10,307	$10,715
06/2024	$11,113	$10,404	$10,800
07/2024	$11,322	$10,647	$11,003
08/2024	$11,456	$10,800	$11,130
09/2024	$11,581	$10,945	$11,251
10/2024	$11,390	$10,674	$11,071
11/2024	$11,469	$10,787	$11,140
12/2024	$11,402	$10,610	$11,070
01/2025	$11,466	$10,666	$11,134
02/2025	$11,640	$10,901	$11,289
03/2025	$11,670	$10,905	$11,339
04/2025	$11,751	$10,948	$11,444
05/2025	$11,747	$10,870	$11,406
06/2025	$11,876	$11,037	$11,528
07/2025	$11,873	$11,008	$11,512
08/2025	$12,016	$11,139	$11,653
09/2025	$12,071	$11,261	$11,702

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/1/19
Class N	4.23%	1.14%	2.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.38%

Performance Inception Date		Feb. 01, 2019
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 244,409,460
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 368,977
InvestmentCompanyPortfolioTurnover		134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018132
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Intermediate Duration Bond Fund
Class Name		Class Y
Trading Symbol		LSDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,003	$10,002	$9,990
11/2015	$9,974	$9,975	$9,964
12/2015	$9,922	$9,943	$9,931
01/2016	$10,002	$10,080	$10,052
02/2016	$10,039	$10,151	$10,101
03/2016	$10,144	$10,244	$10,174
04/2016	$10,191	$10,284	$10,201
05/2016	$10,202	$10,286	$10,189
06/2016	$10,338	$10,471	$10,335
07/2016	$10,385	$10,537	$10,364
08/2016	$10,374	$10,525	$10,338
09/2016	$10,390	$10,519	$10,352
10/2016	$10,358	$10,439	$10,309
11/2016	$10,188	$10,192	$10,130
12/2016	$10,194	$10,206	$10,138
01/2017	$10,221	$10,226	$10,165
02/2017	$10,277	$10,295	$10,212
03/2017	$10,278	$10,290	$10,217
04/2017	$10,346	$10,369	$10,280
05/2017	$10,405	$10,449	$10,332
06/2017	$10,385	$10,438	$10,313
07/2017	$10,433	$10,483	$10,361
08/2017	$10,502	$10,577	$10,422
09/2017	$10,462	$10,527	$10,375
10/2017	$10,471	$10,533	$10,374
11/2017	$10,441	$10,519	$10,342
12/2017	$10,465	$10,568	$10,354
01/2018	$10,382	$10,446	$10,263
02/2018	$10,329	$10,347	$10,216
03/2018	$10,352	$10,413	$10,253
04/2018	$10,312	$10,336	$10,199
05/2018	$10,365	$10,410	$10,260
06/2018	$10,347	$10,397	$10,253
07/2018	$10,363	$10,399	$10,256
08/2018	$10,428	$10,466	$10,317
09/2018	$10,400	$10,399	$10,275
10/2018	$10,384	$10,317	$10,261
11/2018	$10,397	$10,378	$10,307
12/2018	$10,519	$10,569	$10,445
01/2019	$10,628	$10,681	$10,536
02/2019	$10,662	$10,675	$10,545
03/2019	$10,815	$10,880	$10,688
04/2019	$10,861	$10,883	$10,708
05/2019	$10,984	$11,076	$10,848
06/2019	$11,102	$11,215	$10,964
07/2019	$11,119	$11,240	$10,960
08/2019	$11,303	$11,531	$11,155
09/2019	$11,271	$11,470	$11,114
10/2019	$11,317	$11,504	$11,158
11/2019	$11,303	$11,498	$11,142
12/2019	$11,322	$11,490	$11,156
01/2020	$11,483	$11,711	$11,314
02/2020	$11,634	$11,922	$11,474
03/2020	$11,374	$11,852	$11,423
04/2020	$11,622	$12,063	$11,584
05/2020	$11,784	$12,119	$11,672
06/2020	$11,945	$12,195	$11,744
07/2020	$12,086	$12,377	$11,832
08/2020	$12,092	$12,277	$11,818
09/2020	$12,097	$12,271	$11,817
10/2020	$12,081	$12,216	$11,791
11/2020	$12,161	$12,336	$11,849
12/2020	$12,199	$12,353	$11,873
01/2021	$12,188	$12,264	$11,840
02/2021	$12,086	$12,087	$11,744
03/2021	$11,997	$11,936	$11,653
04/2021	$12,066	$12,030	$11,710
05/2021	$12,103	$12,070	$11,757
06/2021	$12,117	$12,155	$11,767
07/2021	$12,211	$12,290	$11,857
08/2021	$12,189	$12,267	$11,838
09/2021	$12,121	$12,161	$11,770
10/2021	$12,042	$12,157	$11,704
11/2021	$12,053	$12,193	$11,717
12/2021	$12,031	$12,162	$11,702
01/2022	$11,857	$11,900	$11,531
02/2022	$11,755	$11,767	$11,455
03/2022	$11,447	$11,441	$11,175
04/2022	$11,220	$11,006	$10,951
05/2022	$11,284	$11,077	$11,033
06/2022	$11,154	$10,904	$10,910
07/2022	$11,329	$11,170	$11,088
08/2022	$11,121	$10,854	$10,867
09/2022	$10,817	$10,385	$10,576
10/2022	$10,751	$10,251	$10,530
11/2022	$11,004	$10,628	$10,758
12/2022	$11,002	$10,580	$10,739
01/2023	$11,254	$10,905	$10,939
02/2023	$11,058	$10,623	$10,743
03/2023	$11,248	$10,893	$10,989
04/2023	$11,315	$10,959	$11,056
05/2023	$11,241	$10,840	$10,974
06/2023	$11,169	$10,801	$10,900
07/2023	$11,229	$10,794	$10,928
08/2023	$11,232	$10,725	$10,927
09/2023	$11,121	$10,452	$10,809
10/2023	$11,062	$10,287	$10,759
11/2023	$11,371	$10,753	$11,046
12/2023	$11,634	$11,165	$11,302
01/2024	$11,699	$11,134	$11,325
02/2024	$11,588	$10,977	$11,213
03/2024	$11,679	$11,078	$11,285
04/2024	$11,534	$10,798	$11,133
05/2024	$11,674	$10,981	$11,267
06/2024	$11,769	$11,085	$11,357
07/2024	$11,977	$11,344	$11,570
08/2024	$12,118	$11,507	$11,703
09/2024	$12,250	$11,661	$11,830
10/2024	$12,060	$11,372	$11,641
11/2024	$12,156	$11,493	$11,714
12/2024	$12,084	$11,304	$11,641
01/2025	$12,152	$11,364	$11,707
02/2025	$12,322	$11,614	$11,870
03/2025	$12,354	$11,619	$11,923
04/2025	$12,452	$11,664	$12,033
05/2025	$12,434	$11,581	$11,994
06/2025	$12,571	$11,759	$12,122
07/2025	$12,567	$11,728	$12,105
08/2025	$12,717	$11,868	$12,253
09/2025	$12,775	$11,998	$12,305

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class Y	4.28%	1.10%	2.48%	4.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	-%

Performance Inception Date		May 27, 2010
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 244,409,460
Holdings Count | Holding		558
Advisory Fees Paid, Amount		$ 368,977
InvestmentCompanyPortfolioTurnover		134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018125
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Securitized Asset Fund
Class Name		Institutional Class
Trading Symbol		LSSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund’s significant overweight to agency commercial mortgage-backed securities was the leading contributor to performance for the year, specifically allocation to multi-family mortgage-backed securities.

• An allocation to agency collateralized mortgage obligations contributed to returns for the period.

• An overweight position in commercial asset-backed securities also contributed positively to relative return for the period, notably issues backed by aircraft leases.

• An overweight position in consumer asset-backed securities boosted returns for the period.

Top Detractors from Performance

• The Fund’s overweight allocation to commercial mortgage-backed securities had a neutral impact on relative performance.

• The Fund’s significant underweight positioning with respect to agency pass-through mortgage-backed securities diminished performance for the year.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,976	$10,002	$10,005
11/2015	$9,967	$9,975	$9,992
12/2015	$9,947	$9,943	$9,985
01/2016	$10,091	$10,080	$10,116
02/2016	$10,110	$10,151	$10,156
03/2016	$10,146	$10,244	$10,187
04/2016	$10,190	$10,284	$10,204
05/2016	$10,217	$10,286	$10,217
06/2016	$10,333	$10,471	$10,303
07/2016	$10,372	$10,537	$10,325
08/2016	$10,385	$10,525	$10,336
09/2016	$10,427	$10,519	$10,364
10/2016	$10,403	$10,439	$10,335
11/2016	$10,266	$10,192	$10,158
12/2016	$10,255	$10,206	$10,157
01/2017	$10,276	$10,226	$10,155
02/2017	$10,327	$10,295	$10,202
03/2017	$10,335	$10,290	$10,205
04/2017	$10,413	$10,369	$10,272
05/2017	$10,496	$10,449	$10,337
06/2017	$10,475	$10,438	$10,297
07/2017	$10,518	$10,483	$10,344
08/2017	$10,612	$10,577	$10,422
09/2017	$10,573	$10,527	$10,394
10/2017	$10,590	$10,533	$10,393
11/2017	$10,578	$10,519	$10,377
12/2017	$10,605	$10,568	$10,410
01/2018	$10,509	$10,446	$10,290
02/2018	$10,483	$10,347	$10,224
03/2018	$10,550	$10,413	$10,287
04/2018	$10,532	$10,336	$10,235
05/2018	$10,613	$10,410	$10,306
06/2018	$10,615	$10,397	$10,310
07/2018	$10,588	$10,399	$10,300
08/2018	$10,677	$10,466	$10,364
09/2018	$10,614	$10,399	$10,303
10/2018	$10,574	$10,317	$10,239
11/2018	$10,677	$10,378	$10,329
12/2018	$10,868	$10,569	$10,513
01/2019	$10,958	$10,681	$10,598
02/2019	$10,963	$10,675	$10,592
03/2019	$11,125	$10,880	$10,747
04/2019	$11,141	$10,883	$10,743
05/2019	$11,309	$11,076	$10,887
06/2019	$11,403	$11,215	$10,967
07/2019	$11,419	$11,240	$11,009
08/2019	$11,575	$11,531	$11,118
09/2019	$11,566	$11,470	$11,120
10/2019	$11,606	$11,504	$11,159
11/2019	$11,610	$11,498	$11,164
12/2019	$11,607	$11,490	$11,191
01/2020	$11,749	$11,711	$11,284
02/2020	$11,856	$11,922	$11,407
03/2020	$11,440	$11,852	$11,487
04/2020	$11,625	$12,063	$11,566
05/2020	$11,729	$12,119	$11,590
06/2020	$11,879	$12,195	$11,596
07/2020	$11,964	$12,377	$11,626
08/2020	$12,000	$12,277	$11,632
09/2020	$12,044	$12,271	$11,623
10/2020	$12,043	$12,216	$11,615
11/2020	$12,092	$12,336	$11,630
12/2020	$12,149	$12,353	$11,659
01/2021	$12,200	$12,264	$11,667
02/2021	$12,206	$12,087	$11,585
03/2021	$12,166	$11,936	$11,521
04/2021	$12,243	$12,030	$11,588
05/2021	$12,265	$12,070	$11,575
06/2021	$12,277	$12,155	$11,573
07/2021	$12,350	$12,290	$11,647
08/2021	$12,340	$12,267	$11,628
09/2021	$12,306	$12,161	$11,583
10/2021	$12,245	$12,157	$11,559
11/2021	$12,247	$12,193	$11,548
12/2021	$12,227	$12,162	$11,537
01/2022	$12,067	$11,900	$11,367
02/2022	$11,967	$11,767	$11,255
03/2022	$11,629	$11,441	$10,961
04/2022	$11,331	$11,006	$10,588
05/2022	$11,349	$11,077	$10,698
06/2022	$11,199	$10,904	$10,534
07/2022	$11,473	$11,170	$10,860
08/2022	$11,152	$10,854	$10,498
09/2022	$10,691	$10,385	$9,986
10/2022	$10,446	$10,251	$9,843
11/2022	$10,816	$10,628	$10,231
12/2022	$10,781	$10,580	$10,191
01/2023	$11,151	$10,905	$10,520
02/2023	$10,900	$10,623	$10,250
03/2023	$11,135	$10,893	$10,443
04/2023	$11,227	$10,959	$10,499
05/2023	$11,124	$10,840	$10,424
06/2023	$11,085	$10,801	$10,377
07/2023	$11,081	$10,794	$10,372
08/2023	$11,043	$10,725	$10,293
09/2023	$10,773	$10,452	$9,982
10/2023	$10,583	$10,287	$9,786
11/2023	$11,063	$10,753	$10,277
12/2023	$11,538	$11,165	$10,708
01/2024	$11,553	$11,134	$10,668
02/2024	$11,395	$10,977	$10,502
03/2024	$11,522	$11,078	$10,611
04/2024	$11,273	$10,798	$10,302
05/2024	$11,451	$10,981	$10,503
06/2024	$11,610	$11,085	$10,624
07/2024	$11,883	$11,344	$10,898
08/2024	$12,061	$11,507	$11,070
09/2024	$12,243	$11,661	$11,202
10/2024	$11,972	$11,372	$10,895
11/2024	$12,135	$11,493	$11,036
12/2024	$11,992	$11,304	$10,864
01/2025	$12,070	$11,364	$10,921
02/2025	$12,362	$11,614	$11,190
03/2025	$12,387	$11,619	$11,190
04/2025	$12,446	$11,664	$11,227
05/2025	$12,298	$11,581	$11,130
06/2025	$12,547	$11,759	$11,323
07/2025	$12,493	$11,728	$11,280
08/2025	$12,678	$11,868	$11,459
09/2025	$12,836	$11,998	$11,592

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	4.85%	1.28%	2.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Securitized Bond Index	3.48%	(0.05%)	1.49%

Previous Investment Adviser [Text Block]
AssetsNet		$ 1,586,458,632
Holdings Count | Holding		658
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,586,458,632
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	658
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.2%
Short-Term Investments	4.3%
Collateralized Loan Obligations	3.7%
ABS Home Equity	4.3%
Agency Commercial Mortgage-Backed Securities	6.7%
ABS Car Loan	7.9%
ABS Other	8.4%
Non-Agency Commercial Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	11.8%
Mortgage Related	43.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Largest Holdings [Text Block]

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
Not ratedFootnote Reference^	20.6
D	0.3
B	0.5
BB	0.2
BBB	0.9
A	2.4
AA	65.5
AAA	8.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125495
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Small Cap Value Fund
Class Name		Class N
Trading Symbol		LSCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$87	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,642	$10,790	$10,560
11/2015	$10,906	$10,850	$10,860
12/2015	$10,350	$10,627	$10,288
01/2016	$9,583	$10,027	$9,596
02/2016	$9,787	$10,024	$9,662
03/2016	$10,661	$10,730	$10,463
04/2016	$10,803	$10,796	$10,684
05/2016	$11,049	$10,990	$10,880
06/2016	$10,976	$11,012	$10,913
07/2016	$11,550	$11,449	$11,502
08/2016	$11,743	$11,478	$11,788
09/2016	$11,684	$11,496	$11,881
10/2016	$11,318	$11,248	$11,490
11/2016	$12,631	$11,751	$13,016
12/2016	$13,097	$11,980	$13,553
01/2017	$13,094	$12,206	$13,456
02/2017	$13,299	$12,660	$13,651
03/2017	$13,153	$12,668	$13,535
04/2017	$13,153	$12,803	$13,589
05/2017	$12,832	$12,934	$13,165
06/2017	$13,142	$13,050	$13,626
07/2017	$13,382	$13,296	$13,712
08/2017	$13,123	$13,322	$13,375
09/2017	$13,995	$13,647	$14,322
10/2017	$14,134	$13,945	$14,341
11/2017	$14,590	$14,368	$14,756
12/2017	$14,424	$14,512	$14,615
01/2018	$14,757	$15,277	$14,795
02/2018	$14,049	$14,714	$14,056
03/2018	$14,091	$14,418	$14,229
04/2018	$14,108	$14,473	$14,476
05/2018	$14,504	$14,882	$15,318
06/2018	$14,580	$14,979	$15,411
07/2018	$14,887	$15,476	$15,683
08/2018	$15,325	$16,020	$16,057
09/2018	$14,875	$16,046	$15,658
10/2018	$13,518	$14,865	$14,256
11/2018	$13,674	$15,162	$14,486
12/2018	$12,046	$13,751	$12,735
01/2019	$13,379	$14,931	$14,128
02/2019	$14,121	$15,457	$14,677
03/2019	$13,772	$15,682	$14,254
04/2019	$14,509	$16,309	$14,793
05/2019	$13,374	$15,253	$13,585
06/2019	$14,285	$16,325	$14,450
07/2019	$14,424	$16,567	$14,473
08/2019	$13,892	$16,229	$13,666
09/2019	$14,270	$16,514	$14,367
10/2019	$14,404	$16,870	$14,715
11/2019	$14,713	$17,511	$15,060
12/2019	$15,082	$18,017	$15,587
01/2020	$14,557	$17,997	$14,746
02/2020	$13,015	$16,523	$13,313
03/2020	$9,991	$14,251	$10,029
04/2020	$11,214	$16,139	$11,266
05/2020	$11,722	$17,002	$11,589
06/2020	$11,868	$17,390	$11,925
07/2020	$12,263	$18,378	$12,171
08/2020	$12,728	$19,709	$12,826
09/2020	$12,090	$18,992	$12,229
10/2020	$12,582	$18,582	$12,667
11/2020	$14,346	$20,842	$15,112
12/2020	$15,418	$21,780	$16,309
01/2021	$15,745	$21,683	$17,167
02/2021	$17,260	$22,361	$18,780
03/2021	$18,061	$23,162	$19,762
04/2021	$18,787	$24,356	$20,161
05/2021	$19,190	$24,467	$20,789
06/2021	$18,892	$25,071	$20,663
07/2021	$18,611	$25,495	$19,923
08/2021	$18,927	$26,222	$20,457
09/2021	$18,757	$25,045	$20,047
10/2021	$19,489	$26,739	$20,811
11/2021	$19,027	$26,332	$20,100
12/2021	$19,898	$27,369	$20,920
01/2022	$18,784	$25,759	$19,700
02/2022	$18,784	$25,110	$20,026
03/2022	$18,652	$25,924	$20,418
04/2022	$17,363	$23,598	$18,834
05/2022	$17,816	$23,566	$19,195
06/2022	$16,151	$21,595	$17,299
07/2022	$17,955	$23,621	$18,974
08/2022	$17,461	$22,739	$18,374
09/2022	$15,727	$20,630	$16,501
10/2022	$17,621	$22,322	$18,579
11/2022	$18,506	$23,487	$19,146
12/2022	$17,615	$22,112	$17,890
01/2023	$19,061	$23,635	$19,597
02/2023	$19,194	$23,083	$19,146
03/2023	$18,181	$23,700	$17,773
04/2023	$18,000	$23,952	$17,329
05/2023	$17,717	$24,046	$16,989
06/2023	$19,367	$25,688	$18,338
07/2023	$20,381	$26,608	$19,722
08/2023	$19,972	$26,095	$18,773
09/2023	$18,998	$24,852	$17,795
10/2023	$18,063	$24,193	$16,734
11/2023	$19,328	$26,449	$18,240
12/2023	$21,044	$27,852	$20,510
01/2024	$20,477	$28,160	$19,579
02/2024	$21,478	$29,685	$20,219
03/2024	$22,847	$30,642	$21,105
04/2024	$21,742	$29,294	$19,761
05/2024	$22,715	$30,678	$20,685
06/2024	$22,262	$31,628	$20,336
07/2024	$24,018	$32,216	$22,815
08/2024	$23,508	$32,917	$22,386
09/2024	$23,319	$33,598	$22,401
10/2024	$22,809	$33,351	$22,050
11/2024	$25,321	$35,570	$24,177
12/2024	$23,359	$34,483	$22,163
01/2025	$23,987	$35,571	$22,618
02/2025	$22,951	$34,890	$21,752
03/2025	$21,895	$32,854	$20,447
04/2025	$21,079	$32,634	$19,625
05/2025	$22,177	$34,703	$20,450
06/2025	$23,087	$36,466	$21,462
07/2025	$23,767	$37,269	$21,841
08/2025	$24,824	$38,131	$23,691
09/2025	$24,531	$39,447	$24,167

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	5.20%	15.20%	9.39%	9.29%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Performance Inception Date		Feb. 01, 2013
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 338,586,414
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 2,519,491
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018134
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Small Cap Value Fund
Class Name		Institutional Class
Trading Symbol		LSSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$92	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,643	$10,790	$10,560
11/2015	$10,907	$10,850	$10,860
12/2015	$10,348	$10,627	$10,288
01/2016	$9,581	$10,027	$9,596
02/2016	$9,785	$10,024	$9,662
03/2016	$10,659	$10,730	$10,463
04/2016	$10,797	$10,796	$10,684
05/2016	$11,043	$10,990	$10,880
06/2016	$10,970	$11,012	$10,913
07/2016	$11,544	$11,449	$11,502
08/2016	$11,734	$11,478	$11,788
09/2016	$11,675	$11,496	$11,881
10/2016	$11,309	$11,248	$11,490
11/2016	$12,622	$11,751	$13,016
12/2016	$13,087	$11,980	$13,553
01/2017	$13,083	$12,206	$13,456
02/2017	$13,285	$12,660	$13,651
03/2017	$13,140	$12,668	$13,535
04/2017	$13,136	$12,803	$13,589
05/2017	$12,818	$12,934	$13,165
06/2017	$13,125	$13,050	$13,626
07/2017	$13,368	$13,296	$13,712
08/2017	$13,106	$13,322	$13,375
09/2017	$13,973	$13,647	$14,322
10/2017	$14,116	$13,945	$14,341
11/2017	$14,568	$14,368	$14,756
12/2017	$14,399	$14,512	$14,615
01/2018	$14,732	$15,277	$14,795
02/2018	$14,025	$14,714	$14,056
03/2018	$14,067	$14,418	$14,229
04/2018	$14,084	$14,473	$14,476
05/2018	$14,479	$14,882	$15,318
06/2018	$14,551	$14,979	$15,411
07/2018	$14,858	$15,476	$15,683
08/2018	$15,295	$16,020	$16,057
09/2018	$14,841	$16,046	$15,658
10/2018	$13,490	$14,865	$14,256
11/2018	$13,646	$15,162	$14,486
12/2018	$12,021	$13,751	$12,735
01/2019	$13,352	$14,931	$14,128
02/2019	$14,086	$15,457	$14,677
03/2019	$13,739	$15,682	$14,254
04/2019	$14,469	$16,309	$14,793
05/2019	$13,337	$15,253	$13,585
06/2019	$14,250	$16,325	$14,450
07/2019	$14,384	$16,567	$14,473
08/2019	$13,853	$16,229	$13,666
09/2019	$14,230	$16,514	$14,367
10/2019	$14,364	$16,870	$14,715
11/2019	$14,672	$17,511	$15,060
12/2019	$15,036	$18,017	$15,587
01/2020	$14,518	$17,997	$14,746
02/2020	$12,975	$16,523	$13,313
03/2020	$9,959	$14,251	$10,029
04/2020	$11,178	$16,139	$11,266
05/2020	$11,685	$17,002	$11,589
06/2020	$11,831	$17,390	$11,925
07/2020	$12,225	$18,378	$12,171
08/2020	$12,689	$19,709	$12,826
09/2020	$12,052	$18,992	$12,229
10/2020	$12,538	$18,582	$12,667
11/2020	$14,297	$20,842	$15,112
12/2020	$15,363	$21,780	$16,309
01/2021	$15,690	$21,683	$17,167
02/2021	$17,200	$22,361	$18,780
03/2021	$17,993	$23,162	$19,762
04/2021	$18,722	$24,356	$20,161
05/2021	$19,118	$24,467	$20,789
06/2021	$18,821	$25,071	$20,663
07/2021	$18,541	$25,495	$19,923
08/2021	$18,856	$26,222	$20,457
09/2021	$18,687	$25,045	$20,047
10/2021	$19,410	$26,739	$20,811
11/2021	$18,955	$26,332	$20,100
12/2021	$19,820	$27,369	$20,920
01/2022	$18,710	$25,759	$19,700
02/2022	$18,710	$25,110	$20,026
03/2022	$18,578	$25,924	$20,418
04/2022	$17,287	$23,598	$18,834
05/2022	$17,738	$23,566	$19,195
06/2022	$16,087	$21,595	$17,299
07/2022	$17,877	$23,621	$18,974
08/2022	$17,384	$22,739	$18,374
09/2022	$15,663	$20,630	$16,501
10/2022	$17,544	$22,322	$18,579
11/2022	$18,425	$23,487	$19,146
12/2022	$17,534	$22,112	$17,890
01/2023	$18,973	$23,635	$19,597
02/2023	$19,106	$23,083	$19,146
03/2023	$18,105	$23,700	$17,773
04/2023	$17,917	$23,952	$17,329
05/2023	$17,635	$24,046	$16,989
06/2023	$19,279	$25,688	$18,338
07/2023	$20,280	$26,608	$19,722
08/2023	$19,873	$26,095	$18,773
09/2023	$18,911	$24,852	$17,795
10/2023	$17,972	$24,193	$16,734
11/2023	$19,232	$26,449	$18,240
12/2023	$20,945	$27,852	$20,510
01/2024	$20,372	$28,160	$19,579
02/2024	$21,377	$29,685	$20,219
03/2024	$22,730	$30,642	$21,105
04/2024	$21,640	$29,294	$19,761
05/2024	$22,599	$30,678	$20,685
06/2024	$22,148	$31,628	$20,336
07/2024	$23,895	$32,216	$22,815
08/2024	$23,388	$32,917	$22,386
09/2024	$23,200	$33,598	$22,401
10/2024	$22,683	$33,351	$22,050
11/2024	$25,183	$35,570	$24,177
12/2024	$23,238	$34,483	$22,163
01/2025	$23,852	$35,571	$22,618
02/2025	$22,822	$34,890	$21,752
03/2025	$21,781	$32,854	$20,447
04/2025	$20,959	$32,634	$19,625
05/2025	$22,051	$34,703	$20,450
06/2025	$22,957	$36,466	$21,462
07/2025	$23,633	$37,269	$21,841
08/2025	$24,684	$38,131	$23,691
09/2025	$24,383	$39,447	$24,167

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	5.10%	15.13%	9.32%	11.22%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Performance Inception Date		Dec. 30, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 338,586,414
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 2,519,491
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018135
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Small Cap Value Fund
Class Name		Retail Class
Trading Symbol		LSCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$118	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Retail Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,642	$10,790	$10,560
11/2015	$10,903	$10,850	$10,860
12/2015	$10,344	$10,627	$10,288
01/2016	$9,575	$10,027	$9,596
02/2016	$9,774	$10,024	$9,662
03/2016	$10,644	$10,730	$10,463
04/2016	$10,780	$10,796	$10,684
05/2016	$11,025	$10,990	$10,880
06/2016	$10,952	$11,012	$10,913
07/2016	$11,521	$11,449	$11,502
08/2016	$11,710	$11,478	$11,788
09/2016	$11,647	$11,496	$11,881
10/2016	$11,277	$11,248	$11,490
11/2016	$12,584	$11,751	$13,016
12/2016	$13,047	$11,980	$13,553
01/2017	$13,039	$12,206	$13,456
02/2017	$13,240	$12,660	$13,651
03/2017	$13,089	$12,668	$13,535
04/2017	$13,085	$12,803	$13,589
05/2017	$12,764	$12,934	$13,165
06/2017	$13,070	$13,050	$13,626
07/2017	$13,304	$13,296	$13,712
08/2017	$13,043	$13,322	$13,375
09/2017	$13,904	$13,647	$14,322
10/2017	$14,044	$13,945	$14,341
11/2017	$14,489	$14,368	$14,756
12/2017	$14,323	$14,512	$14,615
01/2018	$14,650	$15,277	$14,795
02/2018	$13,940	$14,714	$14,056
03/2018	$13,978	$14,418	$14,229
04/2018	$13,991	$14,473	$14,476
05/2018	$14,382	$14,882	$15,318
06/2018	$14,454	$14,979	$15,411
07/2018	$14,752	$15,476	$15,683
08/2018	$15,185	$16,020	$16,057
09/2018	$14,731	$16,046	$15,658
10/2018	$13,388	$14,865	$14,256
11/2018	$13,541	$15,162	$14,486
12/2018	$11,922	$13,751	$12,735
01/2019	$13,241	$14,931	$14,128
02/2019	$13,968	$15,457	$14,677
03/2019	$13,617	$15,682	$14,254
04/2019	$14,344	$16,309	$14,793
05/2019	$13,216	$15,253	$13,585
06/2019	$14,118	$16,325	$14,450
07/2019	$14,249	$16,567	$14,473
08/2019	$13,722	$16,229	$13,666
09/2019	$14,093	$16,514	$14,367
10/2019	$14,218	$16,870	$14,715
11/2019	$14,519	$17,511	$15,060
12/2019	$14,876	$18,017	$15,587
01/2020	$14,359	$17,997	$14,746
02/2020	$12,836	$16,523	$13,313
03/2020	$9,849	$14,251	$10,029
04/2020	$11,051	$16,139	$11,266
05/2020	$11,546	$17,002	$11,589
06/2020	$11,693	$17,390	$11,925
07/2020	$12,074	$18,378	$12,171
08/2020	$12,536	$19,709	$12,826
09/2020	$11,900	$18,992	$12,229
10/2020	$12,379	$18,582	$12,667
11/2020	$14,114	$20,842	$15,112
12/2020	$15,164	$21,780	$16,309
01/2021	$15,488	$21,683	$17,167
02/2021	$16,968	$22,361	$18,780
03/2021	$17,750	$23,162	$19,762
04/2021	$18,460	$24,356	$20,161
05/2021	$18,848	$24,467	$20,789
06/2021	$18,554	$25,071	$20,663
07/2021	$18,272	$25,495	$19,923
08/2021	$18,584	$26,222	$20,457
09/2021	$18,408	$25,045	$20,047
10/2021	$19,119	$26,739	$20,811
11/2021	$18,666	$26,332	$20,100
12/2021	$19,518	$27,369	$20,920
01/2022	$18,418	$25,759	$19,700
02/2022	$18,418	$25,110	$20,026
03/2022	$18,277	$25,924	$20,418
04/2022	$17,008	$23,598	$18,834
05/2022	$17,450	$23,566	$19,195
06/2022	$15,816	$21,595	$17,299
07/2022	$17,576	$23,621	$18,974
08/2022	$17,085	$22,739	$18,374
09/2022	$15,389	$20,630	$16,501
10/2022	$17,240	$22,322	$18,579
11/2022	$18,095	$23,487	$19,146
12/2022	$17,226	$22,112	$17,890
01/2023	$18,633	$23,635	$19,597
02/2023	$18,752	$23,083	$19,146
03/2023	$17,763	$23,700	$17,773
04/2023	$17,581	$23,952	$17,329
05/2023	$17,305	$24,046	$16,989
06/2023	$18,910	$25,688	$18,338
07/2023	$19,891	$26,608	$19,722
08/2023	$19,488	$26,095	$18,773
09/2023	$18,538	$24,852	$17,795
10/2023	$17,613	$24,193	$16,734
11/2023	$18,847	$26,449	$18,240
12/2023	$20,515	$27,852	$20,510
01/2024	$19,952	$28,160	$19,579
02/2024	$20,925	$29,685	$20,219
03/2024	$22,251	$30,642	$21,105
04/2024	$21,173	$29,294	$19,761
05/2024	$22,117	$30,678	$20,685
06/2024	$21,669	$31,628	$20,336
07/2024	$23,367	$32,216	$22,815
08/2024	$22,871	$32,917	$22,386
09/2024	$22,680	$33,598	$22,401
10/2024	$22,174	$33,351	$22,050
11/2024	$24,616	$35,570	$24,177
12/2024	$22,708	$34,483	$22,163
01/2025	$23,300	$35,571	$22,618
02/2025	$22,295	$34,890	$21,752
03/2025	$21,269	$32,854	$20,447
04/2025	$20,465	$32,634	$19,625
05/2025	$21,523	$34,703	$20,450
06/2025	$22,401	$36,466	$21,462
07/2025	$23,057	$37,269	$21,841
08/2025	$24,083	$38,131	$23,691
09/2025	$23,787	$39,447	$24,167

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	4.88%	14.86%	9.05%	10.98%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Performance Inception Date		Dec. 30, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 338,586,414
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 2,519,491
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018136
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Small Cap Value Fund
Class Name		Admin Class
Trading Symbol		LSVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$143	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Admin Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,638	$10,790	$10,560
11/2015	$10,897	$10,850	$10,860
12/2015	$10,339	$10,627	$10,288
01/2016	$9,566	$10,027	$9,596
02/2016	$9,767	$10,024	$9,662
03/2016	$10,634	$10,730	$10,463
04/2016	$10,767	$10,796	$10,684
05/2016	$11,008	$10,990	$10,880
06/2016	$10,932	$11,012	$10,913
07/2016	$11,497	$11,449	$11,502
08/2016	$11,684	$11,478	$11,788
09/2016	$11,619	$11,496	$11,881
10/2016	$11,249	$11,248	$11,490
11/2016	$12,551	$11,751	$13,016
12/2016	$13,006	$11,980	$13,553
01/2017	$12,998	$12,206	$13,456
02/2017	$13,196	$12,660	$13,651
03/2017	$13,041	$12,668	$13,535
04/2017	$13,037	$12,803	$13,589
05/2017	$12,714	$12,934	$13,165
06/2017	$13,014	$13,050	$13,626
07/2017	$13,247	$13,296	$13,712
08/2017	$12,983	$13,322	$13,375
09/2017	$13,838	$13,647	$14,322
10/2017	$13,970	$13,945	$14,341
11/2017	$14,414	$14,368	$14,756
12/2017	$14,242	$14,512	$14,615
01/2018	$14,568	$15,277	$14,795
02/2018	$13,859	$14,714	$14,056
03/2018	$13,895	$14,418	$14,229
04/2018	$13,903	$14,473	$14,476
05/2018	$14,290	$14,882	$15,318
06/2018	$14,356	$14,979	$15,411
07/2018	$14,651	$15,476	$15,683
08/2018	$15,078	$16,020	$16,057
09/2018	$14,625	$16,046	$15,658
10/2018	$13,288	$14,865	$14,256
11/2018	$13,433	$15,162	$14,486
12/2018	$11,829	$13,751	$12,735
01/2019	$13,131	$14,931	$14,128
02/2019	$13,853	$15,457	$14,677
03/2019	$13,502	$15,682	$14,254
04/2019	$14,219	$16,309	$14,793
05/2019	$13,100	$15,253	$13,585
06/2019	$13,989	$16,325	$14,450
07/2019	$14,114	$16,567	$14,473
08/2019	$13,586	$16,229	$13,666
09/2019	$13,952	$16,514	$14,367
10/2019	$14,077	$16,870	$14,715
11/2019	$14,370	$17,511	$15,060
12/2019	$14,722	$18,017	$15,587
01/2020	$14,209	$17,997	$14,746
02/2020	$12,695	$16,523	$13,313
03/2020	$9,740	$14,251	$10,029
04/2020	$10,925	$16,139	$11,266
05/2020	$11,414	$17,002	$11,589
06/2020	$11,556	$17,390	$11,925
07/2020	$11,932	$18,378	$12,171
08/2020	$12,382	$19,709	$12,826
09/2020	$11,756	$18,992	$12,229
10/2020	$12,223	$18,582	$12,667
11/2020	$13,930	$20,842	$15,112
12/2020	$14,965	$21,780	$16,309
01/2021	$15,279	$21,683	$17,167
02/2021	$16,739	$22,361	$18,780
03/2021	$17,509	$23,162	$19,762
04/2021	$18,206	$24,356	$20,161
05/2021	$18,588	$24,467	$20,789
06/2021	$18,292	$25,071	$20,663
07/2021	$18,008	$25,495	$19,923
08/2021	$18,310	$26,222	$20,457
09/2021	$18,138	$25,045	$20,047
10/2021	$18,834	$26,739	$20,811
11/2021	$18,378	$26,332	$20,100
12/2021	$19,216	$27,369	$20,920
01/2022	$18,129	$25,759	$19,700
02/2022	$18,122	$25,110	$20,026
03/2022	$17,980	$25,924	$20,418
04/2022	$16,730	$23,598	$18,834
05/2022	$17,161	$23,566	$19,195
06/2022	$15,553	$21,595	$17,299
07/2022	$17,281	$23,621	$18,974
08/2022	$16,797	$22,739	$18,374
09/2022	$15,121	$20,630	$16,501
10/2022	$16,938	$22,322	$18,579
11/2022	$17,779	$23,487	$19,146
12/2022	$16,912	$22,112	$17,890
01/2023	$18,292	$23,635	$19,597
02/2023	$18,410	$23,083	$19,146
03/2023	$17,437	$23,700	$17,773
04/2023	$17,250	$23,952	$17,329
05/2023	$16,971	$24,046	$16,989
06/2023	$18,545	$25,688	$18,338
07/2023	$19,502	$26,608	$19,722
08/2023	$19,104	$26,095	$18,773
09/2023	$18,173	$24,852	$17,795
10/2023	$17,259	$24,193	$16,734
11/2023	$18,461	$26,449	$18,240
12/2023	$20,093	$27,852	$20,510
01/2024	$19,542	$28,160	$19,579
02/2024	$20,489	$29,685	$20,219
03/2024	$21,789	$30,642	$21,105
04/2024	$20,728	$29,294	$19,761
05/2024	$21,644	$30,678	$20,685
06/2024	$21,196	$31,628	$20,336
07/2024	$22,861	$32,216	$22,815
08/2024	$22,372	$32,917	$22,386
09/2024	$22,174	$33,598	$22,401
10/2024	$21,675	$33,351	$22,050
11/2024	$24,058	$35,570	$24,177
12/2024	$22,188	$34,483	$22,163
01/2025	$22,772	$35,571	$22,618
02/2025	$21,779	$34,890	$21,752
03/2025	$20,762	$32,854	$20,447
04/2025	$19,980	$32,634	$19,625
05/2025	$21,008	$34,703	$20,450
06/2025	$21,861	$36,466	$21,462
07/2025	$22,503	$37,269	$21,841
08/2025	$23,496	$38,131	$23,691
09/2025	$23,193	$39,447	$24,167

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/31/97
Admin Class	4.59%	14.56%	8.78%	10.67%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Performance Inception Date		Dec. 31, 2097
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 338,586,414
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 2,519,491
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.